SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%
Argentina — 0.2%
MercadoLibre Inc *	6,171	$9,613

Australia — 2.4%
Australia & New Zealand Banking Group Ltd	382,365	8,081
BlueScope Steel Ltd	896,249	14,776
CSL Ltd	50,065	10,719
CSR Ltd	792,249	3,426
Fortescue Metals Group Ltd	1,702,688	29,835
James Hardie Industries PLC ADR *	9,012	308
Orora Ltd	1,270,565	3,176
Rio Tinto Ltd	191,479	18,205
South32 Ltd	7,692,615	16,922
Westpac Banking Corp	447,956	8,680

		114,128

Austria — 0.3%
ANDRITZ AG	72,724	4,086
OMV AG	63,838	3,631
Verbund AG, Cl A	58,369	5,375
voestalpine AG	21,087	859

		13,951

Belgium — 0.2%
Etablissements Franz Colruyt NV	83,113	4,648
Groupe Bruxelles Lambert SA	37,508	4,197
Umicore SA	27,872	1,702

		10,547

Brazil — 0.1%
Magazine Luiza SA *	1,301,100	5,484

Canada — 1.8%
Air Canada, Cl A *	781,200	16,087
Alimentation Couche-Tard Inc, Cl B	40,800	1,501
Birchcliff Energy Ltd	139,860	587
BRP Inc	17,900	1,402
Canadian Natural Resources Ltd	78,800	2,864
Canadian Pacific Railway Ltd	160,990	12,382
Canfor Corp *	120,381	2,757
Cascades Inc	149,184	1,838
CI Financial Corp	146,500	2,691
Empire Co Ltd, Cl A	125,100	3,950
goeasy Ltd	2,600	333
Intertape Polymer Group Inc	98,500	2,286
Magna International Inc, Cl A	203,209	18,834
Onex Corp	125,094	9,093
Russel Metals Inc	31,084	850
Stella-Jones Inc	58,300	2,101
Tourmaline Oil Corp	52,800	1,511
Transcontinental Inc, Cl A	54,873	1,032
Viemed Healthcare Inc *	48,900	351

		82,450

China — 0.8%
Beijing Capital International Airport Co Ltd, Cl H *	7,930,000	5,259
Shenzhou International Group Holdings Ltd	293,500	7,411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings Ltd	105,300	$7,919
Vipshop Holdings Ltd ADR *	862,459	17,318

		37,907

Denmark — 2.8%
Ambu A/S, Cl B	150,825	5,799
AP Moller - Maersk A/S, Cl B	6,827	19,625
Carlsberg AS, Cl B	31,574	5,886
Danske Bank A/S	32,164	566
DSV PANALPINA A/S	75,205	17,540
GN Store Nord AS	45,662	3,989
H Lundbeck A/S	91,125	2,899
Jyske Bank A/S *	48,296	2,337
Novo Nordisk A/S, Cl B	468,381	39,245
Orsted AS	67,697	9,501
Pandora A/S *	82,175	11,047
ROCKWOOL International A/S, Cl B	3,026	1,473
Royal Unibrew A/S	5,526	704
Vestas Wind Systems A/S	263,222	10,276

		130,887

Finland — 0.9%
Fortum Oyj	52,402	1,445
Kesko Oyj, Cl B	135,892	5,020
Kone Oyj, Cl B	183,717	14,990
Neste Oyj	146,007	8,942
Orion Oyj, Cl B	248,353	10,676

		41,073

France — 12.7%
Air Liquide SA	138,660	24,281
Airbus SE *	157,473	20,251
Alstom SA	196,633	9,931
AXA SA	1,453,489	36,861
BioMerieux	23,803	2,766
BNP Paribas SA	196,837	12,342
Bollore SA	3,938,473	21,111
Carrefour SA	1,575,024	30,978
Cie Generale des Etablissements Michelin SCA, Cl B	13,356	2,130
Credit Agricole SA	1,886,417	26,429
Criteo SA ADR *	60,571	2,740
Danone SA	585,348	41,213
Engie SA	1,660,201	22,748
Eurazeo SE	21,824	1,902
Eurofins Scientific SE	155,736	17,804
Ipsen SA	62,682	6,521
IPSOS	18,645	786
L’Oreal SA	20,274	9,035
LVMH Moet Hennessy Louis Vuitton SE	17,957	14,083
Orange SA	1,091,000	12,440
Orpea SA	4,250	541
Pernod Ricard SA	81,055	17,994
Publicis Groupe SA	505,882	32,360
Rexel SA *	312,272	6,532

SEI Institutional International Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sanofi	558,824	$58,557
Sartorius Stedim Biotech	43,901	20,768
Schneider Electric SE	59,545	9,369
Societe Generale SA	470,748	13,878
Sodexo SA *	166,500	15,540
Stellantis NV *	1,473,319	28,899
Thales SA	206,297	21,049
TotalEnergies SE (A)	559,336	25,309
Ubisoft Entertainment SA *	84,601	5,923
Valeo	132,447	3,985
Vinci SA	104,076	11,107
Vivendi SE (A)	238,120	8,000
Wendel SE	30,167	4,057

		600,220

Germany — 8.7%
adidas AG	70,282	26,163
Aroundtown SA (A)	202,832	1,583
BASF SE	314,067	24,746
Bayer AG	161,717	9,821
Bayerische Motoren Werke AG	188,917	20,009
BioNTech SE ADR *	33,200	7,433
Carl Zeiss Meditec AG	50,735	9,804
Continental AG *	61,690	9,070
Daimler AG	346,949	30,982
Deutsche Bank AG *	1,092,915	14,239
Deutsche Boerse AG	56,709	9,899
Deutsche Post AG	416,701	28,345
Fresenius Medical Care AG & Co KGaA	323,050	26,833
GEA Group AG	88,914	3,602
Hamburger Hafen und Logistik AG	14,977	377
HeidelbergCement AG	40,133	3,443
Infineon Technologies AG	373,982	14,999
KION Group AG	208,559	22,230
Linde PLC	33,762	9,743
Merck KGaA	111,197	21,323
Rheinmetall AG	42,432	4,192
RWE AG	659,504	23,901
SAP SE	331,362	46,700
Siemens AG	254,197	40,280
zooplus AG *	5,648	1,830

		411,547

Hong Kong — 1.9%
AIA Group Ltd	870,000	10,811
ASM Pacific Technology Ltd	49,000	664
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	16
Chow Tai Fook Jewellery Group Ltd	991,400	2,265
CK Asset Holdings Ltd	83,500	576
Hong Kong & China Gas Co Ltd	671,650	1,043
Hong Kong Exchanges & Clearing Ltd	303,994	18,116
Link REIT ‡	93,300	904
Sands China Ltd *	2,329,200	9,808
SJM Holdings Ltd *	21,616,340	23,604

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Techtronic Industries Co Ltd	502,500	$8,774
WH Group Ltd	5,599,000	5,032
Wuxi Biologics Cayman Inc *	522,598	9,576

		91,189

India — 0.2%
HDFC Bank Ltd ADR	118,035	8,631

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	12,636,900	5,142

Ireland — 1.0%
Experian PLC	244,554	9,412
ICON PLC *	132,510	27,391
Ryanair Holdings PLC ADR *	101,817	11,018

		47,821

Israel — 1.0%
Bank Hapoalim BM *	1,575,374	12,647
Bank Leumi Le-Israel BM *	2,466,490	18,742
Bezeq The Israeli Telecommunication Corp Ltd*	619,676	675
Check Point Software Technologies Ltd *	53,327	6,193
FIBI Holdings Ltd *	17,608	659
First International Bank Of Israel Ltd/The *	50,557	1,620
Isracard Ltd *	–	–
Israel Discount Bank Ltd, Cl A *	273,744	1,304
Mizrahi Tefahot Bank Ltd *	82,408	2,539

		44,379

Italy — 3.0%
Assicurazioni Generali SpA	397,365	7,966
Azimut Holding SpA	89,617	2,177
Banca Mediolanum SpA	299,871	2,917
Buzzi Unicem SpA	48,769	1,294
CNH Industrial NV	1,388,131	22,923
De’ Longhi SpA	14,333	624
DiaSorin SpA	20,052	3,793
Enel SpA	2,648,911	24,603
Eni SpA	60,733	740
EXOR NV	42,748	3,425
Ferrari NV	40,094	8,273
FinecoBank Banca Fineco SpA *	570,224	9,941
La Doria SpA	11,734	265
Mediaset SpA *(A)	360,579	1,302
Moncler SpA	82,186	5,561
Nexi SpA *	302,567	6,642
Stellantis NV *	179,252	3,519
Tenaris SA	445,121	4,852
UniCredit SpA	2,596,478	30,638

		141,455

Japan — 16.6%
77 Bank Ltd/The	67,964	746
Advantest Corp	160,800	14,502
AEON Financial Service Co Ltd	188,200	2,220
Ajinomoto Co Inc	129,700	3,370
Asahi Group Holdings Ltd	205,800	9,625

2	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Asahi Kasei Corp	63,800	$702
ASKUL Corp	101,000	1,576
Bridgestone Corp	556,900	25,364
Brother Industries Ltd	62,600	1,250
Canon Inc (A)	129,500	2,932
Canon Marketing Japan Inc	92,900	2,162
Capcom Co Ltd	371,000	10,864
Credit Saison Co Ltd	39,200	478
CyberAgent Inc	474,500	10,196
Dai-ichi Life Holdings Inc	32,900	603
Daito Trust Construction Co Ltd	78,800	8,626
Daiwa House Industry Co Ltd	252,500	7,587
Daiwa Securities Group Inc	108,300	595
DeNA Co Ltd *	14,900	317
Denso Corp	139,800	9,546
Disco Corp	17,300	5,292
FANUC Corp	77,600	18,734
Fujitsu Ltd	224,005	41,980
Glory Ltd	84,500	1,753
GungHo Online Entertainment Inc *	48,700	970
H.U. Group Holdings Inc	30,700	792
Hakuhodo DY Holdings Inc	117,100	1,819
Hitachi Ltd	414,367	23,748
Iida Group Holdings Co Ltd	92,600	2,386
Isuzu Motors Ltd	55,700	736
ITOCHU Corp	245,400	7,075
Japan Exchange Group Inc	412,542	9,181
Japan Post Holdings Co Ltd	46,800	384
Japan Tobacco Inc (A)	95,400	1,804
Kao Corp	268,700	16,547
KDDI Corp	435,900	13,608
Keyence Corp	16,800	8,487
Kirin Holdings Co Ltd	240,000	4,684
Kokuyo Co Ltd	221,300	3,459
Konami Holdings Corp	11,700	703
Konica Minolta Inc	129,100	714
K’s Holdings Corp	252,100	2,901
Lasertec Corp	52,800	10,271
Lawson Inc	162,900	7,544
Mazda Motor Corp	207,900	1,956
Mitsubishi Chemical Holdings Corp	125,900	1,059
Mitsubishi Electric Corp	1,083,600	15,743
Mitsubishi Estate Co Ltd	4,900	79
Mitsubishi Heavy Industries Ltd	66,600	1,962
Mixi Inc	114,700	3,028
Mizuno Corp	41,500	883
MS&AD Insurance Group Holdings Inc	120,000	3,468
Murata Manufacturing Co Ltd	313,700	23,973
Nihon Kohden Corp	11,400	326
Nihon Unisys Ltd	148,700	4,475
Nikon Corp	513,800	5,486
Nintendo Co Ltd	39,100	22,765

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Steel Corp	69,200	$1,168
Nippon Telegraph & Telephone Corp	556,200	14,505
Nitori Holdings Co Ltd	33,800	5,987
Nitto Denko Corp	61,600	4,601
Nomura Holdings Inc	2,015,100	10,309
Okuwa Co Ltd	63,100	618
ORIX Corp	546,266	9,226
Otsuka Corp	83,300	4,376
Panasonic Corp	1,735,500	20,101
PeptiDream Inc *	193,600	9,506
Persol Holdings Co Ltd	112,300	2,221
Rakuten Group Inc *	790,058	8,926
Recruit Holdings Co Ltd	183,993	9,068
Rinnai Corp	5,600	533
Rohto Pharmaceutical Co Ltd	15,300	412
Ryohin Keikaku Co Ltd	945,200	19,842
Sankyo Co Ltd	141,700	3,622
Sanwa Holdings Corp	178,600	2,195
SBI Holdings Inc/Japan (A)	390,931	9,256
Secom Co Ltd	63,000	4,793
Seiko Epson Corp	16,100	283
Sekisui House Ltd	135,300	2,778
Seven & i Holdings Co Ltd	435,900	20,803
Sharp Corp/Japan *	175,900	2,905
Shimamura Co Ltd	57,900	5,561
Shin-Etsu Chemical Co Ltd	90,249	15,108
Shiseido Co Ltd	78,700	5,794
SoftBank Group Corp	52,200	3,657
Sompo Holdings Inc	245,000	9,064
Sony Group Corp	92,300	8,994
Sony Group Corp ADR	239,616	23,295
Sumitomo Chemical Co Ltd	126,100	669
Sumitomo Dainippon Pharma Co Ltd	101,000	2,118
Sumitomo Forestry Co Ltd	40,300	739
Sumitomo Mitsui Financial Group Inc	1,161,200	40,070
Sumitomo Rubber Industries Ltd	204,900	2,830
Sysmex Corp	62,000	7,374
T&D Holdings Inc	579,500	7,498
Takeda Pharmaceutical Co Ltd	810,500	27,158
TDK Corp	12,600	1,531
Teijin Ltd	168,500	2,570
TIS Inc	160,400	4,100
Tokyo Electron Ltd	35,353	15,315
Tokyo Seimitsu Co Ltd	10,600	480
Tomy Co Ltd	133,700	1,147
Toshiba Corp	130,600	5,654
Toyo Suisan Kaisha Ltd	8,700	335
Toyota Industries Corp	174,678	15,124
Universal Entertainment *	396,253	8,797
Yamada Holdings Co Ltd	1,013,900	4,686
Yamaha Motor Co Ltd	68,600	1,867
Yamazaki Baking Co Ltd	44,100	622

SEI Institutional International Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Z Holdings Corp	2,012,019	$10,094
ZOZO Inc	60,900	2,071

		786,392

Jordan — 0.1%
Hikma Pharmaceuticals PLC	120,861	4,084

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.9%
Arca Continental SAB de CV	2,744,250	15,900
Fomento Economico Mexicano SAB de CV ADR	281,505	23,790
Grupo Financiero Banorte SAB de CV, Cl O	665,083	4,288

		43,978

Netherlands — 5.8%
Adyen NV *	2,864	6,998
Akzo Nobel NV	424,527	52,459
ArcelorMittal SA	450,708	13,817
ASM International NV	5,695	1,871
ASML Holding NV	68,124	46,809
ASR Nederland NV	160,858	6,217
BE Semiconductor Industries NV	19,785	1,679
ING Groep NV	758,790	10,024
James Hardie Industries PLC *	128,283	4,360
Koninklijke Ahold Delhaize NV	1,529,539	45,474
Koninklijke DSM NV	51,437	9,601
Koninklijke Philips NV	249,506	12,365
PostNL NV	1,207,552	6,547
Prosus NV	93,488	9,143
Randstad NV	209,833	16,050
RELX PLC	266,755	7,112
Wolters Kluwer NV	249,527	25,070

		275,596

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp Ltd	23,275	506
Fletcher Building Ltd	79,636	421
Mainfreight Ltd	5,727	308

		1,235

Norway — 0.0%
Norsk Hydro ASA	82,251	525

Peru — 0.1%
Credicorp Ltd *	37,750	4,572

Poland — 0.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	178,350	313

Saudi Arabia — 0.5%
Bank AlBilad *	80,939	792
Rabigh Refining & Petrochemical Co *	428,522	2,685
Saudi Basic Industries Corp	552,353	17,938
Saudi Industrial Investment Group	105,734	987

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saudi Kayan Petrochemical Co *	474,940	$2,287

		24,689

Singapore — 0.3%
DBS Group Holdings Ltd	372,800	8,268
Golden Agri-Resources	2,198,400	376
Oversea-Chinese Banking Corp Ltd	301,900	2,684
Wilmar International Ltd	190,300	637

		11,965

South Africa — 0.1%
DataTec Ltd	100,188	193
Investec PLC (A)	416,323	1,665

		1,858

South Korea — 2.9%
AMOREPACIFIC Group	7,012	399
BNK Financial Group Inc	691,155	4,744
Hana Financial Group Inc	90,133	3,686
Kangwon Land Inc *	761,631	18,193
Kolon Industries Inc	15,690	1,126
KT Corp ADR	100,388	1,400
LG Electronics Inc	112,632	16,352
Samsung Electronics Co Ltd	491,920	35,251
SK Hynix Inc	296,195	33,535
SK Telecom Co Ltd	84,160	23,914

		138,600

Spain — 2.6%
Aena SME SA *	91,663	15,034
Amadeus IT Group SA, Cl A *	710,221	49,962
Banco Bilbao Vizcaya Argentaria SA *	2,186,318	13,555
Banco Santander SA *	3,590,728	13,710
CaixaBank SA (A)	4,548,883	13,993
Cia de Distribucion Integral Logista Holdings SA	57,814	1,189
Laboratorios Farmaceuticos Rovi SA	9,269	642
Repsol SA (A)	116,492	1,458
Siemens Gamesa Renewable Energy SA *	353,645	11,810

		121,353

Sweden — 3.8%
Atlas Copco AB, Cl A	132,888	8,142
Atlas Copco AB, Cl B	12,342	649
Axfood AB	66,076	1,829
Betsson AB, Cl B	131,332	1,072
Byggmax Group AB	122,242	1,109
Electrolux AB, Cl B	559,602	15,527
Epiroc AB, Cl A	324,180	7,392
Essity AB, Cl B	580,634	19,268
Evolution AB	93,976	14,861
Getinge AB, Cl B	217,298	8,202
H & M Hennes & Mauritz AB, Cl B *	485,580	11,526
Hexagon AB, Cl B	229,850	3,408
Husqvarna AB, Cl B	921,233	12,248
Kinnevik AB *(A)	237,795	9,526
Lundin Energy AB	19,853	703

4	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nordnet AB publ	44,319	$749
Sandvik AB	155,780	3,982
Securitas AB, Cl B (A)	1,247,440	19,706
Svenska Cellulosa AB SCA, Cl B	115,990	1,902
Svenska Handelsbanken AB, Cl A	114,247	1,290
Swedish Match AB	2,710,138	23,127
Telefonaktiebolaget LM Ericsson, Cl B	1,035,474	13,023

		179,241

Switzerland — 9.9%
ABB Ltd	575,613	19,547
Adecco Group AG	173,578	11,804
Alcon Inc	111,622	7,823
Cie Financiere Richemont SA, Cl A	192,878	23,360
Coca-Cola HBC AG *	809,049	29,216
Credit Suisse Group AG	1,036,239	10,865
dormakaba Holding AG	2,973	2,028
Geberit AG	11,736	8,811
Julius Baer Group Ltd	23,487	1,534
Kuehne + Nagel International AG	56,478	19,344
Logitech International SA	140,308	17,016
Lonza Group AG	25,044	17,768
Nestle SA	310,985	38,764
Novartis AG	345,079	31,479
Partners Group Holding AG	827	1,254
Roche Holding AG	231,136	87,156
Schindler Holding AG	29,462	9,020
SFS Group AG	2,834	408
Sika AG	30,036	9,830
Sonova Holding AG	46,176	17,384
STMicroelectronics NV	264,141	9,587
Swatch Group AG/The	181,415	62,294
Tecan Group AG	11,170	5,539
UBS Group AG	290,578	4,451
Vifor Pharma AG	34,188	4,429
Zurich Insurance Group AG	45,577	18,303

		469,014

Taiwan — 1.6%
Asustek Computer Inc	933,000	12,440
Compal Electronics Inc	5,264,000	4,223
Evergreen Marine Corp Taiwan Ltd	2,308,000	16,319
Gigabyte Technology Co Ltd	445,000	1,717
Global Mixed Mode Technology Inc	91,000	767
Hon Hai Precision Industry Co Ltd	2,300,000	9,245
Lite-On Technology Corp	1,773,000	3,665
MediaTek Inc	267,987	9,253
Novatek Microelectronics Corp	233,000	4,173
Sitronix Technology Corp	173,000	1,943
T3EX Global Holdings Corp	1	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	109,312	$13,135

		76,880

United Kingdom — 10.2%
Abrdn Plc	136,761	512
Anglo American PLC	589,833	23,406
Ashtead Group PLC	130,320	9,657
AstraZeneca PLC	81,246	9,745
Aviva PLC	527,765	2,959
B&M European Value Retail SA (A)	1,255,693	9,943
Balfour Beatty PLC	1,188,220	5,033
Barclays PLC	18,168,203	42,948
BP PLC	10,454,871	45,495
BP PLC ADR	572,022	15,113
British American Tobacco PLC	421,108	16,289
Compass Group PLC *	636,312	13,379
Computacenter PLC	62,379	2,216
Diageo PLC	715,720	34,220
Evraz PLC	1,669,026	13,650
Ferguson PLC	60,781	8,438
Ferrexpo PLC	524,939	3,102
Glencore PLC *	2,591,162	11,077
Hays PLC *	1,779,388	3,899
IG Group Holdings PLC	186,542	2,183
Imperial Brands PLC	39,076	841
Indivior PLC *	204,652	437
Investec PLC	732,515	2,917
Kingfisher PLC	2,307,405	11,619
Land Securities Group PLC ‡	511,152	4,769
Legal & General Group PLC	1,129,142	4,018
London Stock Exchange Group PLC	26,628	2,932
M&G PLC	555,976	1,758
Next PLC *	68,244	7,406
Ninety One PLC	375,849	1,148
Pagegroup PLC *	97,734	755
Plus500 Ltd	133,218	2,457
Prudential PLC	2,224,443	42,207
QinetiQ Group PLC	196,336	932
Reckitt Benckiser Group PLC	54,094	4,780
RELX PLC	267,686	7,096
Rio Tinto PLC	95,018	7,809
Rio Tinto PLC ADR	79,425	6,663
Rolls-Royce Holdings PLC *	22,725,130	31,054
Royal Mail PLC	729,803	5,821
Schroders PLC	23,720	1,151
Smith & Nephew PLC	748,879	16,165
THG PLC *	629,490	5,305
Thungela Resources Ltd *(A)	36,946	102
Unilever PLC	352,816	20,619
Vodafone Group PLC	356,692	598
Weir Group PLC/The *	362,977	9,281

SEI Institutional International Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
WH Smith PLC *		411,967	$9,154

			483,058

United States — 3.0%
Accenture PLC, Cl A		64,639	19,055
Aon PLC, Cl A		23,058	5,505
Aptiv PLC *		59,138	9,304
ASML Holding NV, Cl G		16,507	11,404
Atlassian Corp PLC, Cl A *		46,013	11,819
Coca-Cola Europacific Partners PLC		35,363	2,098
EPAM Systems Inc *		14,327	7,320
IHS Markit Ltd		87,290	9,834
Inmode Ltd *		12,047	1,141
Lululemon Athletica Inc *		24,122	8,804
Mettler-Toledo International Inc *		6,102	8,453
Nomad Foods Ltd *		575,916	16,281
ResMed Inc		45,895	11,314
Shopify Inc, Cl A *		7,677	11,216
STERIS PLC		33,820	6,977
ZIM Integrated Shipping Services Ltd *		42,791	1,923

			142,448

Total Common Stock (Cost $3,731,950) ($ Thousands)			4,562,225

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel AG & Co KGaA (C)		20,571	2,172
Porsche Automobil Holding SE (C)		30,705	3,290
Sartorius AG (C)		8,924	4,646
Schaeffler AG (C)		106,067	979
Volkswagen AG (C)		8,619	2,159

Total Preferred Stock (Cost $12,639) ($ Thousands)			13,246

EXCHANGE TRADED FUND — 0.2%
United States — 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF		116,170	9,181

Total Exchange Traded Fund (Cost $9,038) ($ Thousands)			9,181

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.0%
Credit Suisse Group Guernsey VII CV to 115.607
3.000%, 11/12/2021	CHF	381	462

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Credit Suisse Group Guernsey VII CV to 23,121.387
3.000%, 11/12/2021 (D)	CHF	2,200	$2,662

Total Convertible Bonds (Cost $2,819) ($ Thousands)			3,124

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡		5,445	–

Total Rights (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P. 0.030% **†(E)		88,522,120	88,552

Total Affiliated Partnership (Cost $88,541) ($ Thousands)			88,552

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†		61,708,659	61,709

Total Cash Equivalent (Cost $61,709) ($ Thousands)			61,709

Total Investments in Securities — 100.2% (Cost $3,906,696) ($ Thousands)			$4,738,037

6	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Euro STOXX 50	523	Sep-2021	$26,122	$25,153	$(412)
FTSE 100 Index	97	Sep-2021	9,700	9,354	(144)
Hang Seng Index	23	Aug-2021	4,280	4,240	(38)
SPI 200 Index	50	Sep-2021	6,993	6,778	(39)
TOPIX Index	112	Sep-2021	20,057	19,607	(157)

			$67,152	$65,132	$ (790)

Percentages are based on Net Assets of $4,727,792 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $76,250 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $2,662 ($ Thousands), representing 0.1% of the Net Assets of the Fund.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $88,552 ($ Thousands).

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

CV — Convertible

EAFE — Europe, Australasia and Far East

ESG — Environmental, Science and Governance

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX—Tokyo Price Index

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,562,225	–	–^	4,562,225
Preferred Stock	13,246	–	–	13,246
Exchange Traded Fund	9,181	–	–	9,181
Convertible Bonds	–	3,124	–	3,124
Rights	–	–	–	–
Affiliated Partnership	–	88,552	–	88,552
Cash Equivalent	61,709	–	–	61,709

Total Investments in Securities	4,646,361	91,676	–	4,738,037

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(790)	–	–	(790)

Total Other Financial Instruments	(790)	–	–	(790)

^One security with a market value of $0.

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 94,836	$ 551,481	$ (557,764)	$(3)	$ 2	$ 88,552	88,522,120	$ 528	$—
SEI Daily Income Trust, Government Fund, Cl F	71,397	232,846	(242,534)	—	—	61,709	61,708,659	4	—

Totals	$ 166,233	$ 784,327	$ (800,298)	$(3)	$ 2	$ 150,261		$ 532	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.7%

Argentina — 0.1%
Ternium SA ADR	23,178	$891

Austria — 0.1%
Erste Group Bank AG	74,686	2,740

Brazil — 4.0%
Ambev SA	429,100	1,459
Ambev SA ADR	620,074	2,133
Arezzo Industria e Comercio SA	158,900	2,997
B2W Cia Digital *	120,600	1,598
B3 SA - Brasil Bolsa Balcao	1,519,826	5,073
Banco Bradesco SA ADR *	1,152,183	5,911
Banco do Brasil SA	772,328	4,944
Banco Santander Brasil SA	233,600	1,891
Banco Santander Brasil SA ADR	108,700	891
CCR SA	288,300	772
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	161,260	1,193
Cia Energetica de Minas Gerais ADR	408,628	973
Cosan SA	1,063,200	5,054
CPFL Energia SA	487,000	2,607
CSN Mineracao SA	3,923,102	7,154
Diagnosticos da America SA *	133,700	1,633
Energisa SA	385,364	3,560
Gerdau SA ADR	595,901	3,516
Hapvida Participacoes e Investimentos SA	278,758	858
JBS SA	199,967	1,163
Magazine Luiza SA *	162,635	686
Multiplan Empreendimentos Imobiliarios SA*	218,700	1,024
Natura & Co Holding SA *	94,039	1,059
Petrobras Distribuidora SA	315,421	1,675
Petroleo Brasileiro SA	21,549	264
Petroleo Brasileiro SA ADR	660,265	8,075
Porto Seguro SA	107,757	1,148
Rumo SA *	1,287,837	4,928
SLC Agricola SA	130,921	1,331
TIM SA/Brazil *	304,100	699
TIM SA/Brazil ADR *	42,119	485
Ultrapar Participacoes SA	162,300	595
Vale SA ADR, Cl B	228,963	5,223
WEG SA	101,100	678

		83,250

Canada — 1.3%
Autohome Inc ADR	51,617	3,302
Endeavour Mining PLC	57,098	1,227
First Quantum Minerals Ltd	622,121	14,353
Ivanhoe Mines Ltd, Cl A *	506,197	3,659
Pan American Silver Corp	55,579	1,588
Parex Resources Inc *	145,350	2,430

		26,559

Chile — 0.4%
Banco de Chile	7,169,086	714

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco Santander Chile ADR	38,859	$772
CAP SA	41,742	722
Falabella SA	690,711	3,101
Sociedad Quimica y Minera de Chile SA ADR	66,402	3,143

		8,452

China — 21.9%
360 DigiTech Inc ADR *	28,193	1,180
AAC Technologies Holdings Inc	377,500	2,824
Agile Group Holdings Ltd	1,328,000	1,720
Agricultural Bank of China Ltd, Cl H	10,350,000	3,598
Alibaba Group Holding Ltd *	1,020,208	28,902
Alibaba Group Holding Ltd ADR *	150,815	34,202
Angang Steel Co Ltd, Cl H	1,340,000	849
Anhui Conch Cement Co Ltd, Cl H	804,500	4,268
ANTA Sports Products Ltd	68,000	1,601
Baidu Inc ADR *	31,962	6,517
Bank of China Ltd, Cl H	16,357,000	5,877
Bank of Communications Co Ltd, Cl H	2,166,000	1,456
Baoshan Iron & Steel Co Ltd, Cl A	100	–
Beijing Sinnet Technology Co Ltd, Cl A	1,339,495	2,984
Bilibili Inc ADR *	39,056	4,759
Bosideng International Holdings Ltd	5,094,816	3,641
BYD Co Ltd, Cl H	52,370	1,566
China CITIC Bank Corp Ltd, Cl H	2,543,000	1,205
China Construction Bank Corp, Cl H	14,581,328	11,472
China Lesso Group Holdings Ltd	2,212,959	5,460
China Longyuan Power Group Corp Ltd, Cl H	2,801,238	4,826
China Merchants Bank Co Ltd, Cl H	996,267	8,499
China National Building Material Co Ltd, Cl H	1,084,733	1,274
China Petroleum & Chemical Corp ADR	31,609	1,612
China Shenhua Energy Co Ltd, Cl H	673,500	1,320
Chongqing Zhifei Biological Products Co Ltd, Cl A	64,300	1,862
COSCO SHIPPING Holdings Co Ltd, Cl H *(A)	642,500	1,618
Dongfeng Motor Group Co Ltd, Cl H	3,090,647	2,778
ENN Energy Holdings Ltd	369,700	7,036
Fangda Carbon New Material Co Ltd, Cl A	1,126,181	1,296
Fujian Green Pine Co Ltd, Cl A	1,332,300	4,346
Ginlong Technologies Co Ltd, Cl A	41,820	1,169
Haier Smart Home Co Ltd, Cl A	1,116,561	4,482
Haier Smart Home Co Ltd, Cl H	778,158	2,716
Haitian International Holdings Ltd	227,000	761
Hangzhou Robam Appliances Co Ltd, Cl A	364,266	2,624
Huadong Medicine Co Ltd, Cl A	164,000	1,164
Huazhu Group Ltd ADR *	101,533	5,362
Industrial & Commercial Bank of China Ltd, Cl H	17,223,068	10,113
iQIYI Inc ADR *	236,600	3,686
JD.com Inc ADR *	96,214	7,679
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	4,056,174	3,888

SEI Institutional International Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kweichow Moutai Co Ltd, Cl A	9,400	$2,994
KWG Group Holdings Ltd	3,325,803	4,454
Longfor Group Holdings Ltd	110,365	618
LONGi Green Energy Technology Co Ltd, Cl A	189,800	2,612
Lufax Holding Ltd ADR *(A)	351,542	3,972
Luxshare Precision Industry Co Ltd, Cl A	225,400	1,605
Momo Inc ADR *	107,192	1,641
NARI Technology Co Ltd, Cl A	934,199	3,363
NetEase Inc ADR	139,585	16,087
New Oriental Education & Technology Group Inc ADR *	75,900	622
NIO Inc ADR *	58,872	3,132
Oppein Home Group Inc, Cl A	74,854	1,645
PetroChina Co Ltd, Cl H	3,856,000	1,877
PICC Property & Casualty Co Ltd, Cl H	4,446,000	3,893
Pinduoduo Inc ADR *	18,919	2,403
Ping An Insurance Group Co of China Ltd, Cl A	1,089,600	10,839
Ping An Insurance Group Co of China Ltd, Cl H	1,855,875	18,174
Poly Developments and Holdings Group Co Ltd, Cl A	1,925,926	3,585
Sangfor Technologies Inc, Cl A	123,391	4,954
Shenzhen Kangtai Biological Products Co Ltd, Cl A	159,400	3,684
Shenzhou International Group Holdings Ltd	46,086	1,164
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	802,898	2,482
Sinopec Engineering Group Co Ltd, Cl H	1,508,462	977
Sinopharm Group Co Ltd, Cl H	623,200	1,854
Sinotrans Ltd, Cl H	1,734,907	722
Sinotruk Hong Kong Ltd	1,260,403	2,701
Songcheng Performance Development Co Ltd, Cl A	1,138,900	2,962
Suofeiya Home Collection Co Ltd, Cl A	179,000	671
Tencent Holdings Ltd	958,936	72,113
Tingyi Cayman Islands Holding Corp	498,000	994
Trip.com Group Ltd ADR *	102,331	3,629
Tsingtao Brewery Co Ltd, Cl H	273,000	2,939
Tuya Inc ADR *	27,026	662
Uni-President China Holdings Ltd	3,053,000	3,369
Vipshop Holdings Ltd ADR *	227,127	4,561
Want Want China Holdings Ltd	1,170,000	829
Weichai Power Co Ltd, Cl H	1,647,000	3,661
Wingtech Technology Co Ltd, Cl A	290,300	4,343
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,146,600	4,257
WUS Printed Circuit Kunshan Co Ltd, Cl A	1,506,800	3,605
Wuxi Lead Intelligent Equipment Co Ltd, Cl A	253,560	2,366
Xianhe Co Ltd, Cl A	717,973	4,223
Xtep International Holdings Ltd (A)	1,845,000	3,478

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	367,297	$2,543
Yanzhou Coal Mining Co Ltd, Cl H	832,000	1,119
Yifeng Pharmacy Chain Co Ltd, Cl A	452,600	3,931
Yuan Longping High-tech Agriculture Co Ltd, Cl A *	1,218,200	3,021
Yum China Holdings Inc	11,405	756
Yunnan Baiyao Group Co Ltd, Cl A	122,000	2,183
Zai Lab Ltd ADR *	4,164	737
Zhejiang Expressway Co Ltd, Cl H	3,236,000	2,879
Zhejiang Juhua Co Ltd, Cl A	1,804,102	2,464
Zhejiang Weixing New Building Materials Co Ltd, Cl A	414,986	1,329
Zhongsheng Group Holdings Ltd	976,500	8,123

		453,993

Colombia — 0.1%
Ecopetrol SA ADR	76,184	1,114
Grupo de Inversiones Suramericana SA	295,617	1,464

		2,578

Czech Republic — 0.1%
CEZ AS	62,110	1,842
Moneta Money Bank AS	223,429	849

		2,691

Germany — 0.2%
Delivery Hero SE *	34,409	4,546

Greece — 0.3%
Alpha Services and Holdings SA *	1,540,516	1,970
Eurobank Ergasias Services and Holdings SA*	3,052,267	3,077
Hellenic Telecommunications Organization SA	62,188	1,043
OPAP SA	44,843	676

		6,766

Hong Kong — 10.3%
Akeso Inc *	185,000	1,492
Alibaba Health Information Technology Ltd*	726,000	1,610
A-Living Smart City Services Co Ltd, Cl H	1,647,750	8,201
ASM Pacific Technology Ltd	242,200	3,281
Beijing Enterprises Holdings Ltd	783,500	2,780
Bilibili Inc, Cl Z *	36,060	4,439
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	14
China Cinda Asset Management Co Ltd, Cl H	3,753,000	715
China Education Group Holdings Ltd	718,000	1,601
China Everbright Bank Co Ltd, Cl H	8,364,470	3,414
China Gas Holdings Ltd	518,400	1,582
China High Precision Automation Group Ltd*	1,385,624	–
China Hongqiao Group Ltd	841,000	1,139
China Medical System Holdings Ltd	2,690,443	7,085
China Meidong Auto Holdings Ltd	548,000	2,988
China Merchants Port Holdings Co Ltd	1,546,000	2,258

2	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Resources Land Ltd	2,066,000	$8,367
China Resources Pharmaceutical Group Ltd	1,481,000	923
China Southern Airlines Co Ltd, Cl H *	3,990,000	2,476
China Yongda Automobiles Services Holdings Ltd	512,000	916
China Yuhua Education Corp Ltd	2,838,000	2,569
Chinasoft International Ltd	628,074	1,145
CITIC Ltd	1,172,000	1,263
Country Garden Services Holdings Co Ltd	865,461	9,350
CSPC Pharmaceutical Group Ltd	1,408,400	2,038
Dali Foods Group Co Ltd	494,344	295
Far East Horizon Ltd	705,884	738
Fuyao Glass Industry Group Co Ltd, Cl H	114,000	803
Galaxy Entertainment Group Ltd *	814,800	6,521
Geely Automobile Holdings Ltd	2,752,000	8,664
GF Securities Co Ltd, Cl H	241,013	312
Greentown Management Holdings Co Ltd	3,201,113	2,222
Guangzhou Automobile Group Co Ltd, Cl H	2,990,000	2,684
Hisense Home Appliances Group Co Ltd, Cl H	85,463	118
Hong Kong Exchanges & Clearing Ltd	110,200	6,567
Hopson Development Holdings Ltd	507,900	2,328
Huazhu Group Ltd *	132,000	708
Innovent Biologics Inc *	64,656	754
JD.com Inc, Cl A *	258,900	10,182
Kingboard Holdings Ltd	296,500	1,646
Kingboard Laminates Holdings Ltd	2,602,000	5,837
Kuaishou Technology, Cl B *(A)	48,700	1,222
Kunlun Energy Co Ltd	7,574,000	6,983
Lenovo Group Ltd	4,064,659	4,674
Li Ning Co Ltd	534,894	6,530
Lonking Holdings Ltd	2,166,000	700
Meituan, Cl B *	541,800	22,353
Nine Dragons Paper Holdings Ltd	1,712,000	2,196
Postal Savings Bank of China Co Ltd, Cl H	4,433,000	2,985
Q Technology Group Co Ltd	463,585	950
Sands China Ltd *	389,600	1,641
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	260,000	607
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	2,090,609	4,566
Shenzhen International Holdings Ltd	14,524	20
SITC International Holdings Co Ltd	387,000	1,617
Sunny Optical Technology Group Co Ltd	133,302	4,212
Tianneng Power International Ltd (A)	514,000	899
Topsports International Holdings Ltd	705,000	1,155
Vinda International Holdings Ltd (A)	343,000	1,056
WH Group Ltd	5,772,000	5,188
Wuxi Biologics Cayman Inc *	182,726	3,348
Xiaomi Corp, Cl B *	887,951	3,087
Xinyi Glass Holdings Ltd	654,000	2,665
Xinyi Solar Holdings Ltd	4,474,000	9,656

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yadea Group Holdings Ltd	520,000	$1,118
Yuexiu Property Co Ltd	712,026	759

		212,212

Hungary — 1.1%
MOL Hungarian Oil & Gas PLC *	100,460	800
OTP Bank Nyrt *	192,699	10,387
Richter Gedeon Nyrt	415,572	11,077

		22,264

India — 9.9%
ACC Ltd	37,370	1,013
Adani Green Energy Ltd *	44,251	670
Ambuja Cements Ltd	793,709	3,638
Apollo Hospitals Enterprise Ltd	63,975	3,116
AU Small Finance Bank Ltd *	131,378	1,831
Aurobindo Pharma Ltd	83,856	1,089
Axis Bank Ltd *	79,815	803
Bajaj Auto Ltd	33,363	1,855
Bharat Electronics Ltd	542,788	1,300
Cipla Ltd/India	84,040	1,099
Container Corp Of India Ltd	308,793	2,901
Divi’s Laboratories Ltd	13,524	802
EPL Ltd	881,676	3,321
GAIL India Ltd	364,186	733
GMM Pfaudler Ltd	25,956	1,635
HCL Technologies Ltd	782,650	10,356
HDFC Bank Ltd	349,148	7,036
HDFC Life Insurance Co Ltd	72,493	669
Hero MotoCorp Ltd	108,709	4,245
Hindalco Industries Ltd	149,015	746
Hindustan Petroleum Corp Ltd	283,134	1,117
Hindustan Unilever Ltd	63,683	2,117
Housing Development Finance Corp Ltd	551,934	18,380
ICICI Bank Ltd	1,109,675	9,419
ICICI Bank Ltd ADR *	496,921	8,497
ICICI Lombard General Insurance Co Ltd	125,647	2,649
Indus Towers Ltd	158,583	509
IndusInd Bank Ltd	333,047	4,554
Infosys Ltd	278,599	5,925
Infosys Ltd ADR	533,407	11,303
InterGlobe Aviation Ltd *	128,386	2,966
IRB Infrastructure Developers Ltd	925,902	2,010
ITC Ltd	396,601	1,082
JM Financial Ltd	394,379	470
Jubilant Foodworks Ltd	21,720	900
LIC Housing Finance Ltd	194,234	1,228
Mahindra & Mahindra Ltd	188,695	1,974
Manappuram Finance Ltd	516,889	1,173
Maruti Suzuki India Ltd	14,705	1,487
Motherson Sumi Systems Ltd	547,703	1,784
Oil & Natural Gas Corp Ltd	1,027,423	1,627
Petronet LNG Ltd	2,166,737	6,582
Power Grid Corp of India Ltd	343,635	1,074

SEI Institutional International Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Industries Ltd	790,364	$20,431
SBI Cards & Payment Services Ltd *	289,851	3,784
Spandana Sphoorty Financial Ltd *	115,304	1,025
State Bank of India	1,162,456	6,556
Sun Pharmaceutical Industries Ltd	127,076	1,155
Tata Consultancy Services Ltd	276,844	12,461
Tech Mahindra Ltd	48,422	714
Torrent Power Ltd	566,161	3,504
TVS Motor Co Ltd	309,777	2,586
UltraTech Cement Ltd	45,165	4,117
United Breweries Ltd	118,474	2,305
UPL Ltd	250,506	2,672
Vedanta Ltd	599,974	2,122
Wipro Ltd	237,287	1,742
WNS Holdings Ltd ADR *	17,029	1,360

		204,219

Indonesia — 0.8%
Astra International Tbk PT	7,034,900	2,397
Bank Central Asia Tbk PT	1,663,873	3,457
Bank Mandiri Persero Tbk PT	2,115,387	861
Bank Rakyat Indonesia Persero Tbk PT	24,427,449	6,637
Indofood Sukses Makmur Tbk PT	4,569,500	1,946
Sarana Menara Nusantara Tbk PT	6,321,155	540
Telkom Indonesia Persero Tbk PT	5,535,800	1,203

		17,041

Jordan — 0.1%
Hikma Pharmaceuticals PLC	60,530	2,045

Kuwait — 0.0%
National Bank of Kuwait SAKP	234,875	662

Malaysia — 0.2%
Frontken Corp Bhd	1,061,103	733
Genting Bhd	657,900	781
Kossan Rubber Industries	750,364	582
Public Bank Bhd	701,000	694
Telekom Malaysia Bhd	451,805	661

		3,451

Mexico — 1.8%
Alfa SAB de CV, Cl A	3,821,251	2,864
America Movil SAB de CV ADR, Cl L	103,692	1,555
Cemex SAB de CV ADR *	1,251,935	10,516
Coca-Cola Femsa SAB de CV	281,063	1,489
Fomento Economico Mexicano SAB de CV	435,861	3,691
Grupo Bimbo SAB de CV, Ser A	58,416	129
Grupo Financiero Banorte SAB de CV, Cl O	1,331,400	8,584
Grupo Mexico SAB de CV, Ser B	771,259	3,640
Kimberly-Clark de Mexico SAB de CV, Cl A	453,870	807
Megacable Holdings SAB de CV	295,238	1,050
Qualitas Controladora SAB de CV	191,603	898
Wal-Mart de Mexico SAB de CV	492,300	1,610

		36,833

Netherlands — 0.3%
InPost SA *	133,140	2,672

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prosus NV	33,466	$3,273

		5,945

Norway — 0.1%
Yara International ASA	41,436	2,182

Peru — 0.1%
Credicorp Ltd *	15,131	1,833

Philippines — 0.1%
Globe Telecom Inc	22,335	842
Monde Nissin Corp *	4,899,100	1,658

		2,500

Poland — 1.1%
Allegro.eu SA *	167,449	2,886
Bank Polska Kasa Opieki SA	45,168	1,104
Cyfrowy Polsat SA	94,327	742
Dino Polska SA *	99,082	7,285
PGE Polska Grupa Energetyczna SA *	565,725	1,398
Polski Koncern Naftowy ORLEN SA	130,323	2,628
Polskie Gornictwo Naftowe i Gazownictwo SA	557,169	976
Powszechna Kasa Oszczednosci Bank Polski SA *	191,537	1,903
Powszechny Zaklad Ubezpieczen SA	281,789	2,717

		21,639

Qatar — 0.1%
Commercial Bank PSQC/The	450,763	652
Industries Qatar QSC	181,359	660
Ooredoo QPSC	343,423	688
Qatar Gas Transport Co Ltd	1,069,057	881

		2,881

Russia — 3.8%
Alrosa PJSC	530,920	977
Detsky Mir PJSC	1,383,557	2,864
Gazprom PJSC	772,433	2,975
Gazprom PJSC ADR	557,429	4,259
Inter RAO UES PJSC	9,685,000	621
LUKOIL PJSC ADR	257,439	23,701
Magnit GDR *	142,579	2,074
Magnit PJSC GDR	13,117	190
MMC Norilsk Nickel PJSC ADR	21,267	721
Mobile TeleSystems PJSC ADR	576,648	5,340
Polyus PJSC	10,604	2,056
Rosneft Oil Co PJSC	453,810	3,547
Sberbank of Russia PJSC	500,471	2,094
Sberbank of Russia PJSC ADR	882,512	14,724
Surgutneftegas PJSC ADR (A)	426,112	2,118
X5 Retail Group NV GDR	61,014	2,139
Yandex NV, Cl A *	128,327	9,079

		79,479

Saudi Arabia — 1.0%
Al Rajhi Bank	129,492	3,833
Dr Sulaiman Al Habib Medical Services Group Co	20,504	893

4	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Najran Cement Co	140,369	$904
Riyad Bank	371,261	2,623
Sahara International Petrochemical Co	137,842	1,127
Saudi Basic Industries Corp	75,727	2,459
Saudi Industrial Investment Group	153,420	1,432
Saudi National Bank/The	350,154	5,378
Saudi Telecom Co	55,549	1,949

		20,598

Singapore — 0.0%
Yangzijiang Shipbuilding Holdings Ltd	741,483	778

South Africa — 3.9%
Absa Group Ltd *	148,252	1,409
African Rainbow Minerals Ltd	42,322	757
Bid Corp Ltd *	192,608	4,176
Capitec Bank Holdings Ltd	34,264	4,047
Cie Financiere Richemont SA	114,053	1,387
Exxaro Resources Ltd	87,967	1,038
FirstRand Ltd	1,777,428	6,671
Gold Fields Ltd	73,411	660
Gold Fields Ltd ADR	576,544	5,131
Impala Platinum Holdings Ltd	97,797	1,613
Kumba Iron Ore Ltd	85,935	3,855
Mr Price Group Ltd	374,306	5,519
MTN Group *	225,329	1,629
Naspers Ltd, Cl N	96,376	20,237
Nedbank Group Ltd *	397,454	4,756
Old Mutual Ltd	1,769,511	1,673
Sasol Ltd *	72,896	1,113
Shoprite Holdings Ltd	355,015	3,865
Sibanye Stillwater Ltd	1,948,658	8,142
SPAR Group Ltd/The	51,118	648
Thungela Resources Ltd *	6,761	18
Vodacom Group Ltd (A)	152,991	1,380
Woolworths Holdings Ltd/South Africa *	327,499	1,236

		80,960

South Korea — 13.6%
Amorepacific Corp	5,009	1,121
BGF retail Co Ltd	2,824	450
Celltrion Healthcare Co Ltd *	–	–
Cheil Worldwide Inc	128,186	2,863
CJ CheilJedang Corp	16,531	6,767
CJ ENM Co Ltd	48,067	7,798
CJ Logistics Corp *	1,164	183
Coway Co Ltd	72,615	5,075
Daewoo Engineering & Construction Co Ltd *	145,572	1,028
DB HiTek Co Ltd	15,206	843
DB Insurance Co Ltd	27,627	1,344
Doosan Bobcat Inc *	27,797	1,185
E-MART Inc	6,871	976
Fila Holdings Corp	67,196	3,473
GS Engineering & Construction Corp	23,818	907

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GS Holdings Corp	68,292	$2,805
Hana Financial Group Inc	356,818	14,591
Hankook Tire & Technology Co Ltd	68,926	3,164
Hyosung TNC Corp	1,925	1,538
Hyundai Engineering & Construction Co Ltd	24,991	1,294
Hyundai Glovis Co Ltd	7,005	1,300
Hyundai Marine & Fire Insurance Co Ltd	28,700	650
Hyundai Mobis Co Ltd	28,675	7,435
Hyundai Motor Co	4,855	1,033
Kakao Corp	51,928	7,516
KB Financial Group Inc	104,787	5,192
Kia Corp	73,717	5,865
Korea Gas Corp *	24,162	792
Korea Investment Holdings Co Ltd	13,803	1,262
Korea Petrochemical Ind Co Ltd	12,886	2,723
Korea Shipbuilding & Offshore Engineering Co Ltd *	11,047	1,314
Kumho Petrochemical Co Ltd (A)	5,806	1,129
LG Chem Ltd	14,075	10,623
LG Electronics Inc	44,261	6,426
LG Innotek Co Ltd	4,185	829
Lotte Chemical Corp	4,177	974
Lotte Shopping Co Ltd	9,270	951
Mando Corp *	43,007	2,540
NAVER Corp	25,249	9,361
NCSoft Corp	18,253	13,291
NICE Information Service Co Ltd	33,434	745
Orion Corp/Republic of Korea	31,147	3,277
Pan Ocean Co Ltd	385,134	2,921
PI Advanced Materials Co Ltd	51,704	2,525
POSCO	13,652	4,219
POSCO ADR	37,440	2,874
Posco International Corp	47,262	978
Samsung Biologics Co Ltd *	5,316	3,970
Samsung Electro-Mechanics Co Ltd	28,895	4,541
Samsung Electronics Co Ltd	1,152,985	82,623
Samsung Engineering Co Ltd *	56,801	1,205
Samsung SDI Co Ltd	1,297	804
Shinhan Financial Group Co Ltd	30,500	1,099
SK Hynix Inc	183,811	20,811
SK IE Technology Co Ltd *	5,200	845
SK Innovation Co Ltd *	2,894	759
SK Telecom Co Ltd	18,233	5,181
SK Telecom Co Ltd ADR	21,617	679
S-Oil Corp *	12,929	1,177
Soulbrain Co Ltd/New (A)	8,951	2,613

		282,457

Switzerland — 0.1%
Wizz Air Holdings Plc *	20,750	1,338

Taiwan — 14.3%
Accton Technology Corp	176,200	2,090
Acer Inc	882,000	927

SEI Institutional International Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASE Technology Holding Co Ltd	193,552	$778
Asia Cement Corp	1,371,000	2,495
Asustek Computer Inc	91,067	1,214
AU Optronics Corp	688,000	559
Cathay Financial Holding Co Ltd	937,000	1,813
Chailease Holding Co Ltd	977,670	7,106
Cheng Shin Rubber Industry Co Ltd	662,000	1,111
Chicony Electronics Co Ltd	244,000	704
China Steel Corp	373,000	530
Chunghwa Telecom Co Ltd	907,000	3,711
CTBC Financial Holding Co Ltd	9,224,000	7,515
Delta Electronics Inc	683,000	7,427
Eclat Textile Co Ltd	35,000	824
Evergreen Marine Corp Taiwan Ltd	520,000	3,677
Formosa Chemicals & Fibre Corp	635,000	1,930
Formosa Plastics Corp	216,000	798
Formosa Sumco Technology Corp	404,000	2,740
Fubon Financial Holding Co Ltd	3,948,477	10,473
General Interface Solution Holding Ltd	155,000	687
Gigabyte Technology Co Ltd	247,000	953
Hon Hai Precision Industry Co Ltd	989,000	3,976
Innolux Corp	715,000	533
Keystone Microtech Corp	166,000	2,163
LandMark Optoelectronics Corp	241,000	2,292
Largan Precision Co Ltd	41,000	4,562
Lite-On Technology Corp	684,000	1,414
MediaTek Inc	412,001	14,225
Mega Financial Holding Co Ltd	615,000	725
Merida Industry Co Ltd	207,000	2,325
Micro-Star International Co Ltd	1,279,000	7,230
Nan Ya Plastics Corp	640,000	1,911
Nien Made Enterprise Co Ltd	159,000	2,360
Novatek Microelectronics Corp	33,000	591
Parade Technologies Ltd	34,600	1,720
Phison Electronics Corp	59,000	1,016
Pou Chen	707,000	997
Powertech Technology Inc	378,250	1,459
Quanta Computer Inc	543,000	1,705
Realtek Semiconductor Corp	67,053	1,215
RichWave Technology Corp	223,000	3,878
Silergy Corp	13,790	1,876
Silicon Motion Technology Corp ADR	14,166	908
Simplo Technology Co Ltd	41,000	528
SinoPac Financial Holdings Co Ltd	2,082,000	1,027
T3EX Global Holdings Corp	215,000	2,010
Taishin Financial Holding Co Ltd	2,039,000	1,116
Taiwan Cement Corp	3,378,000	6,183
Taiwan Paiho Ltd	815,000	2,984
Taiwan Semiconductor Manufacturing Co Ltd	5,624,278	120,106
Taiwan Semiconductor Manufacturing Co Ltd ADR	111,793	13,433

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tong Hsing Electronic Industries Ltd	470,313	$3,587
Unimicron Technology Corp	738,000	3,417
Uni-President Enterprises Corp	2,662,000	6,994
United Microelectronics Corp	2,188,272	4,170
Wiwynn Corp	186,000	6,656
WPG Holdings Ltd	817,250	1,499
Yang Ming Marine Transport Corp *	323,000	2,116
Yuanta Financial Holding Co Ltd	1,509,627	1,455

		296,424

Thailand — 1.4%
Bangkok Dusit Medical Services PCL NVDR	1,308,816	939
Central Pattana PCL	1,351,800	2,214
Charoen Pokphand Foods PCL NVDR (A)	1,342,100	1,110
Chularat Hospital PCL NVDR	7,040,338	874
Home Product Center PCL	16,815,554	7,555
Kasikornbank NVDR	230,200	847
Ngern Tid Lor PCL *	2,414,900	3,127
PTT Exploration & Production PCL NVDR	334,100	1,220
PTT PCL NVDR	3,252,641	3,983
Siam Cement PCL/The	158,300	2,134
Thai Beverage PCL	3,986,450	2,002
Thai Union Group PCL, Cl F	3,286,900	2,031
Tisco Financial Group PCL NVDR	283,400	783

		28,819

Turkey — 0.4%
Akbank TAS	2,194,963	1,334
Eregli Demir ve Celik Fabrikalari TAS	386,070	800
Haci Omer Sabanci Holding AS	629,042	644
KOC Holding AS	300,637	634
Turk Telekomunikasyon AS	642,472	491
Turkcell Iletisim Hizmetleri AS	873,689	1,619
Turkiye Sise ve Cam Fabrikalari AS	2,624,104	2,308

		7,830

United Arab Emirates — 0.5%
Aldar Properties PJSC	1,132,702	1,178
Emaar Properties PJSC	5,451,838	6,175
Emirates NBD Bank PJSC	314,840	1,136
First Abu Dhabi Bank PJSC	335,295	1,524

		10,013

United Kingdom — 1.3%
Anglo American PLC	54,501	2,173
Antofagasta PLC	115,555	2,291
Fix Price Group Ltd GDR *	365,888	3,202
Hochschild Mining PLC	648,159	1,374
Kaspi.KZ JSC GDR	55,755	5,299
NAC Kazatomprom JSC GDR	51,104	1,482
Network International Holdings PLC *	513,058	2,592
Polymetal International PLC	115,324	2,477
Polyus PJSC GDR	9,560	927
Rio Tinto PLC	33,852	2,782

6	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tullow Oil PLC *(A)	2,904,993	$2,386

		26,985

United States — 0.6%
DiDi Global Inc ADR *	28,629	401
Flex Ltd *	38,255	684
Full Truck Alliance Co Ltd ADR *	37,495	764
Pagseguro Digital Ltd, Cl A *	74,398	4,160
Southern Copper Corp	24,900	1,602
Star Bulk Carriers Corp	74,416	1,708
Vasta Platform Ltd, Cl A *	98,815	802
XPeng Inc ADR *	31,335	1,392

		11,513

Vietnam — 0.3%
Hoa Phat Group JSC	1,556,922	3,484
Vincom Retail JSC *	2,413,945	3,330

		6,814

Total Common Stock (Cost $1,412,796) ($ Thousands)		1,982,181

PREFERRED STOCK — 2.3%

Brazil — 0.8%
Banco Bradesco SA *(B)	2,053,582	10,534
Cia Energetica de Minas Gerais (B)	850,400	2,057
Cia Paranaense de Energia (B)	516,770	608
Itau Unibanco Holding SA (B)	265,983	1,581
Petroleo Brasileiro SA (B)	308,100	1,807

		16,587

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Cl B (B)	57,056	2,711

South Korea — 1.4%
Hyundai Motor Co (B)	50,326	5,150
LG Chem Ltd (B)	8,499	2,894
LG Electronics *(B)	20,313	1,420
Samsung Electronics Co Ltd (B)	299,551	19,604

		29,068

Total Preferred Stock (Cost $37,636) ($ Thousands)		48,366

	Number of Rights

RIGHTS — 0.0%
Hong Kong — 0.0%
Shimao Group Holdings Ltd *‡‡	3,893	1

Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	1,414	–

Total Rights (Cost $—) ($ Thousands)		1

Description	Number of Warrants		Market Value ($ Thousands)

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL, Expires 07/31/2023 *		1	$–
RS PCL, Expires 12/31/2024 *		186,420	–

Total Warrants (Cost $—) ($ Thousands)			–

	Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997
0.000% (C)(D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

	Shares

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.030% **†(E)		19,580,436	19,588

Total Affiliated Partnership (Cost $19,583) ($ Thousands)			19,588

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†		12,344,025	12,344

Total Cash Equivalent (Cost $12,344) ($ Thousands)			12,344

Total Investments in Securities — 99.6% (Cost $1,482,359) ($ Thousands)			$2,062,480

SEI Institutional International Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	198	Sep-2021	$13,520	$13,524	$4

Percentages are based on Net Assets of $2,070,860 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $17,199 ($ Thousands).
(B)	No interest rate available.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $19,588 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI —Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,972,183	9,998	–	1,982,181
Preferred Stock	48,366	–	–	48,366
Rights	1	–	–	1
Warrants	–	–	–	–
Debenture Bond	–	–	–	–
Affiliated Partnership	–	19,588	–	19,588
Cash Equivalent	12,344	–	–	12,344

Total Investments in Securities	2,032,894	29,586	–	2,062,480

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4	–	–	4

Total Other Financial Instruments	4	–	–	4

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Depreciation	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,023	$121,529	$(121,963)	$2	$(3)	$19,588	19,580,436	$209	$—
SEI Daily Income Trust, Government Fund, Cl F	27,199	160,725	(175,580)	—	—	12,344	12,344,025	1	—

Totals	$47,222	$282,254	$(297,543)	$2	$(3)	$31,932		$210	$—

8	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 89.1%
Australia — 2.6%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$617
3.625%, 07/18/2022	EUR	300	371
Australia Government Bond
4.750%, 04/21/2027	AUD	820	749
4.500%, 04/21/2033		195	192
3.750%, 04/21/2037		1,463	1,374
3.250%, 04/21/2025		843	697
3.000%, 03/21/2047		2,513	2,159
2.750%, 04/21/2024		1,230	992
2.750%, 06/21/2035		1,243	1,044
2.750%, 05/21/2041		829	684
2.500%, 05/21/2030		923	758
2.250%, 05/21/2028		33	27
1.750%, 06/21/2051		1,345	892
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022	EUR	330	403
0.375%, 04/11/2024		455	551
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	149
National Australia Bank
5.000%, 03/11/2024	AUD	750	628
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	269
Westpac Banking MTN
1.250%, 01/14/2033		310	406
Westpac Banking Corp MTN
0.500%, 05/17/2024		885	1,075

			14,037

Austria — 1.3%
JAB Holdings BV
1.000%, 12/20/2027		400	485
Raiffeisen Bank International
2.875%, VAR EUAMDB05+3.150%, 06/18/2032		400	518
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		326	618
2.400%, 05/23/2034		110	167
2.100%, 09/20/2117		50	98
0.850%, 06/30/2120		9	10
0.750%, 10/20/2026		1,614	2,033
0.750%, 03/20/2051		515	630
0.023%, 02/20/2031 (B)		730	866
0.000%, 04/20/2025 (B)		647	783
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		525	875

			7,083

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Belgium — 1.7%
Ageas
1.875%, VAR Euribor 3 Month+3.100%, 11/24/2051	EUR	200	$239
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	297
1.150%, 01/22/2027	EUR	230	288
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	936
3.750%, 06/22/2045		259	510
3.000%, 06/22/2034 (A)		346	554
2.600%, 06/22/2024 (A)		243	316
1.700%, 06/22/2050 (A)		321	460
1.600%, 06/22/2047 (A)		351	491
1.000%, 06/22/2026 (A)		370	471
1.000%, 06/22/2031 (A)		490	638
0.900%, 06/22/2029 (A)		832	1,069
0.800%, 06/22/2025 (A)		263	329
0.500%, 10/22/2024 (A)		267	328
0.200%, 10/22/2023 (A)		695	840
0.000%, 10/22/2027 (A)(B)		1,133	1,371
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	124

			9,261

Brazil — 0.0%
OEC Finance
2.135%, 12/26/2046 (B)		$152	16
8.376%, 10/25/2029 (B)		103	11

			27

Canada — 7.2%
1011778 BC ULC
3.875%, 01/15/2028 (A)		143	145
Bank of Montreal
0.750%, 09/21/2022	EUR	235	283
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	69
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025		2,235	1,893
1.750%, 06/15/2022		2,465	2,019
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,418
2.750%, 12/01/2048		400	388
2.750%, 12/01/2048		300	291
2.500%, 06/01/2024		1,397	1,188
2.250%, 06/01/2029		1,314	1,142
1.500%, 06/01/2026		7,545	6,244
1.500%, 06/01/2031		268	218
1.000%, 09/01/2022		525	427
1.000%, 06/01/2027		1,375	1,105
0.500%, 09/01/2025		1,874	1,490

SEI Institutional International Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (B)	EUR	445	$530
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	514	430
Cenovus Energy
4.400%, 04/15/2029		$146	165
CPPIB Capital MTN
0.250%, 04/06/2027	EUR	1,765	2,140
Government of Canada
3.500%, 12/01/2045	CAD	158	171
Ontario Teachers’ Finance Trust
2.000%, 04/16/2031 (A)		$1,914	1,939
0.500%, 05/06/2025	EUR	1,066	1,300
Province of Alberta Canada MTN
1.000%, 11/15/2021	GBP	650	900
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,455
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,432
4.650%, 06/02/2041		540	584
2.800%, 06/02/2048		2,200	1,842
2.600%, 06/02/2025		1,614	1,378
2.400%, 06/02/2026		585	497
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	3,135
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	817
3.500%, 12/01/2048		520	496
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	475
Rogers Communications
4.000%, 06/06/2022	CAD	165	137
Toronto-Dominion Bank
0.000%, 02/09/2024 (B)	EUR	490	587

			38,730

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
2.041%, 09/10/2058 (B)		$311	3

China — 8.1%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,778
3.700%, 10/20/2030		16,750	2,626
3.650%, 05/21/2029		18,120	2,831
3.480%, 01/08/2029		23,680	3,660
3.390%, 07/10/2027		9,530	1,474
3.230%, 01/10/2025		11,360	1,764
China Government Bond
3.810%, 09/14/2050		53,310	8,461
3.280%, 12/03/2027		55,350	8,686
3.270%, 11/19/2030		22,180	3,479
3.020%, 10/22/2025		100	16

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.880%, 11/05/2023	CNY	15,680	$2,435
2.850%, 06/04/2027		12,510	1,915
2.680%, 05/21/2030		9,380	1,397
1.990%, 04/09/2025		12,970	1,941
Prosus NV
2.031%, 08/03/2032	EUR	245	299
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		$280	289
Tencent Holdings Ltd MTN
2.390%, 06/03/2030		285	284
Weibo
3.500%, 07/05/2024		200	211

			43,546

Colombia — 0.5%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	560
7.750%, 09/18/2030		3,567,200	995
7.500%, 08/26/2026		1,100,600	312
7.250%, 10/18/2034		313,200	82
7.000%, 06/30/2032		1,115,400	291
6.000%, 04/28/2028		1,690,100	435
5.750%, 11/03/2027		176,100	45

			2,720

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	365
2.500%, 08/25/2028		14,630	712

			1,077

Denmark — 0.4%
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471% (C)	EUR	344	422
Denmark Government Bond
0.000%, 11/15/2031 (A)(B)	DKK	2,049	324
Kingdom of Denmark
4.500%, 11/15/2039		2,040	572
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	297
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/2099		210	278

			1,893

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	210

Finland — 0.4%
Finland Government Bond (A)
0.875%, 09/15/2025		355	447
0.125%, 04/15/2052		135	140

2	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.000%, 09/15/2030 (B)	EUR	680	$812
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388% (C)		$200	220
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	584

			2,203

France — 7.9%
BNP Paribas
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.916% (C)		$340	352
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	739
1.250%, 03/19/2025	EUR	375	464
0.500%, VAR Euribor 3 Month+0.730%, 02/19/2028		200	237
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	487
BPCE
1.000%, 01/20/2026 (A)		$950	937
BPCE MTN
2.000%, 06/05/2025	AUD	440	340
1.125%, 01/18/2023	EUR	300	363
Bpifrance
0.064%, 11/25/2022 (B)		600	717
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	145
0.500%, 01/19/2026		500	614
Cie de Financement Foncier
0.375%, 12/11/2024		300	365
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	669
CNP Assurances MTN
2.500%, VAR Euribor 3 Month+3.650%, 06/30/2051	EUR	200	254
Credit Agricole
7.875%, VAR USD Swap Semi 30/360 5 Yr Curr+4.898% (C)		$200	226
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048	EUR	200	290
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	396
0.250%, 02/23/2024		700	845
Dexia Credit Local MTN
0.625%, 02/03/2024		200	244
0.500%, 01/17/2025		300	365
0.000%, 05/29/2024 (B)		1,200	1,438
Electricite de France
5.625%, VAR USD Swap Semi 30/360 10 Yr Curr+3.041% (A)(C)		$200	215

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794% (C)	EUR	200	$266
4.000%, 11/12/2025		350	488
Elis SA
1.000%, 04/03/2025		100	118
Engie MTN
0.875%, 03/27/2024		300	365
French Republic Government Bond OAT
5.750%, 10/25/2032		181	350
4.500%, 04/25/2041		369	759
4.000%, 10/25/2038		99	186
4.000%, 04/25/2055 (A)		139	312
2.750%, 10/25/2027		242	343
2.500%, 05/25/2030		238	346
1.750%, 05/25/2023		2,359	2,925
1.750%, 06/25/2039 (A)		60	86
1.500%, 05/25/2050 (A)		1,380	1,901
0.750%, 05/25/2028		279	353
0.500%, 05/25/2029		213	265
0.500%, 06/25/2044 (A)		1,380	1,563
0.000%, 03/25/2025 (B)		1,456	1,761
0.000%, 02/25/2023 (B)		1,007	1,207
0.000%, 02/25/2024 (B)		1,040	1,253
0.000%, 02/25/2026 (B)		1,284	1,554
0.000%, 11/25/2029 (B)		7,548	9,001
0.000%, 11/25/2030 (B)		270	319
SNCF Reseau MTN
2.000%, 02/05/2048		300	420
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	289
4.250%, 10/07/2026	EUR	200	292
2.250%, 12/20/2047		300	445
1.125%, 05/19/2027		300	381
1.125%, 05/25/2030		200	256
Societe Generale
4.250%, 04/14/2025 (A)		$325	353
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	123
Societe Nationale SNCF
1.000%, 05/25/2040		700	822
Societe Nationale SNCF MTN
0.625%, 04/17/2030		100	122
SPCM SA
2.000%, 02/01/2026 (A)		117	141
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504% (C)		300	375
TotalEnergies MTN (C)
3.369%, VAR EUR Swap Annual 5 Yr+3.350%		260	342

SEI Institutional International Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.750%, VAR EUR Swap Annual 5 Yr+1.765%	EUR	115	$140
TotalEnergies Capital International MTN
4.250%, 11/26/2021	AUD	640	488
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	922
Westfield America Management
2.625%, 03/30/2029	GBP	155	218
2.125%, 03/30/2025		210	297

			42,849

Germany — 4.0%
ADLER Group
3.250%, 08/05/2025	EUR	200	245
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		411	794
3.250%, 07/04/2042		954	1,874
1.250%, 08/15/2048		1,424	2,130
0.500%, 02/15/2026		138	172
0.000%, 08/15/2030 (B)		3,413	4,178
0.000%, 05/15/2035 (B)		671	797
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	229
Daimler International Finance BV MTN
0.250%, 11/06/2023		430	514
Deutsche Bank MTN
1.000%, VAR Euribor 3 Month+1.600%, 11/19/2025		400	484
Deutsche Bank NY
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026		$415	421
Deutsche Telekom MTN
1.750%, 12/09/2049	EUR	100	123
Deutsche Telekom International Finance
BV MTN
0.625%, 04/03/2023		225	271
E.ON MTN
0.000%, 12/18/2023 (B)		550	655
HeidelbergCement Finance Luxembourg
MTN
1.625%, 04/07/2026		400	506
HOCHTIEF MTN
1.750%, 07/03/2025		400	502
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	211
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,013
0.500%, 09/15/2027	EUR	510	634
0.125%, 06/07/2023		1,020	1,226
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	281

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Merck Financial Services GmbH MTN
0.125%, 07/16/2025	EUR	400	$479
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		$775	775
TK Elevator Midco GmbH
4.375%, 07/15/2027 (A)	EUR	240	297
Volkswagen International Finance
3.875%, VAR EUR Swap Annual 9 Yr+3.958% (C)		300	395
1.125%, 10/02/2023		400	487
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	636
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027		298	349

			21,678

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	1,045

Indonesia — 0.7%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	3,212,000	255
8.375%, 03/15/2034		20,797,000	1,586
7.500%, 06/15/2035		2,199,000	157
7.375%, 05/15/2048		7,641,000	540
7.000%, 09/15/2030		2,246,000	160
6.500%, 06/15/2025		3,917,000	283
6.500%, 02/15/2031		7,809,000	534
5.500%, 04/15/2026		1,557,000	108
1.450%, 09/18/2026	EUR	300	370

			3,993

Ireland — 0.8%
AerCap Ireland Capital DAC
4.500%, 09/15/2023		$205	220
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	385
Ireland Government Bond
5.400%, 03/13/2025		351	507
1.500%, 05/15/2050		250	344
1.100%, 05/15/2029		670	868
0.177%, 10/18/2031 (B)		1,194	1,392
Smurfit Kappa Acquisitions ULC
2.875%, 01/15/2026		265	348

			4,064

Israel — 0.2%
Israel Government Bond
5.500%, 01/31/2042	ILS	675	327
2.000%, 03/31/2027		925	306

4	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	$181

			814

Italy — 5.0%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	230	336
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	302
Eni
3.375%, VAR EUR Swap Annual 5 Yr+3.641% (C)	EUR	135	170
FCA Bank MTN
1.000%, 11/15/2021		700	834
Intesa Sanpaolo MTN
3.625%, 12/05/2022		200	251
2.125%, 05/26/2025		330	420
0.750%, 12/04/2024		350	425
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,285	2,418
3.850%, 09/01/2049 (A)		393	679
3.500%, 03/01/2030 (A)		211	311
3.100%, 03/01/2040 (A)		122	183
3.000%, 08/01/2029		1,609	2,275
2.700%, 03/01/2047 (A)		55	78
2.450%, 09/01/2033 (A)		98	135
2.150%, 03/01/2072 (A)		241	279
2.000%, 02/01/2028		381	500
1.850%, 07/01/2025 (A)		2,274	2,899
1.800%, 03/01/2041 (A)		247	306
1.700%, 09/01/2051 (A)		191	219
1.500%, 04/30/2045 (A)		412	474
0.950%, 03/01/2023		3,272	3,967
0.950%, 12/01/2031 (A)		1,650	1,973
0.950%, 03/01/2037 (A)		1,549	1,749
0.149%, 04/01/2026 (B)		2,535	2,993
0.000%, 04/15/2024 (B)		1,429	1,704
Societa Cattolica Di Assicurazione SPA
4.250%, VAR Euribor 3 Month+4.455%, 12/14/2047		200	267
UniCredit MTN
4.875%, VAR EUAMDB05+4.739%, 02/20/2029		220	284
1.250%, VAR Euribor 3 Month+1.600%, 06/16/2026		460	564

			26,995

Japan — 12.4%
Development Bank of Japan
2.300%, 03/19/2026	JPY	130,000	1,294
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,415

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Government of Japan 10 Year Bond
0.400%, 06/20/2025	JPY	64,950	$597
0.100%, 06/20/2026		74,300	676
0.100%, 03/20/2027		71,550	652
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	3,748
1.700%, 06/20/2033		1,166,750	12,447
1.400%, 09/20/2034		444,650	4,633
1.000%, 12/20/2035		50,000	499
0.700%, 03/20/2037		38,450	368
0.500%, 09/20/2036		451,400	4,204
0.200%, 06/20/2036		169,400	1,513
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		33,600	356
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		40,300	425
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		87,200	910
Government of Japan 30 Year Bond
0.800%, 09/20/2047		709,500	6,684
0.300%, 06/20/2046		74,600	629
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,440
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		387,700	4,625
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,468
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		252,050	2,951
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	1,930
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		207,550	2,369
Government of Japan 40 Year Bond
0.400%, 03/20/2056		331,950	2,687
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	466
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027	EUR	440	526
Japan Government Ten Year Bond
0.100%, 09/20/2027	JPY	297,250	2,708
0.100%, 03/20/2029		35,900	327
Japan Government Thirty Year Bond
0.600%, 09/20/2050		79,100	697
0.300%, 06/20/2046		85,800	725
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	300
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)		$450	491

SEI Institutional International Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nissan Motor
2.652%, 03/17/2026	EUR	165	$213
NTT Finance
1.162%, 04/03/2026 (A)		$345	344
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	519
0.750%, 07/09/2027		125	152

			66,988

Kuwait — 0.1%
Equate Petrochemical MTN 2.625%, 04/28/2028 (A)		$297	300

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030	EUR	200	274

Malaysia — 1.4%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	1,562	405
4.232%, 06/30/2031		635	164
4.181%, 07/15/2024		3,360	853
3.955%, 09/15/2025		5,146	1,308
3.885%, 08/15/2029		2,032	514
3.882%, 03/10/2022		568	139
3.828%, 07/05/2034		3,036	728
3.795%, 09/30/2022		3,430	847
3.733%, 06/15/2028		1,586	399
3.502%, 05/31/2027		7,477	1,860
3.478%, 06/14/2024		1,055	263
2.632%, 04/15/2031		766	174

			7,654

Mexico — 1.6%
Mexican Bonos
8.000%, 11/07/2047	MXN	15,967	845
7.750%, 11/23/2034		3,714	197
7.750%, 11/13/2042		25,845	1,333
7.500%, 06/03/2027		12,847	672
5.750%, 03/05/2026		14,711	718
Mexican Bonos, Ser M20
10.000%, 12/05/2024		32,032	1,797
8.500%, 05/31/2029		8,114	448
7.750%, 05/29/2031		19,502	1,034
Mexican Bonos, Ser M30
10.000%, 11/20/2036		17,044	1,079
8.500%, 11/18/2038		2,546	141
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	345

			8,609

Netherlands — 1.9%
ABN AMRO Bank
4.750%, 07/28/2025		$305	342

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
ASR Nederland
3.375%, VAR EUR Swap Annual 5 Yr+4.000%, 05/02/2049	EUR	255	$338
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,513
Cooperatieve Rabobank UA
4.375%, VAR EUR Swap Annual 5 Yr+4.679% (C)		200	263
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	324
4.625%, 05/23/2029		130	214
1.250%, 05/31/2032	EUR	300	396
Heineken MTN
1.000%, 05/04/2026		335	416
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342% (C)		$200	221
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	218
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	372
0.625%, 01/18/2027		225	280
Netherlands Government Bond (A)
4.000%, 01/15/2037		166	316
2.500%, 01/15/2033		550	845
2.000%, 07/15/2024		345	442
0.500%, 07/15/2026		570	711
0.354%, 01/15/2052 (B)		421	447
0.314%, 01/15/2038 (B)		596	684
0.000%, 01/15/2027 (B)		685	833
0.000%, 07/15/2031 (B)		1,014	1,213
Q-Park Holding
2.000%, 03/01/2027		122	138

			10,526

New Zealand — 0.8%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	1,997	1,519
3.000%, 04/20/2029		345	267
2.750%, 04/15/2025		1,289	961
2.750%, 04/15/2037		80	59
1.750%, 05/15/2041		124	76
1.500%, 05/15/2031		1,643	1,119
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	387

			4,388

Norway — 1.0%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080% (C)		$355	368

6	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Equinor MTN
6.875%, 03/11/2031	GBP	185	$377
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	3,690	453
2.000%, 05/24/2023		5,358	639
2.000%, 04/26/2028		2,234	272
1.750%, 03/13/2025		1,213	145
1.750%, 02/17/2027		6,153	737
1.750%, 09/06/2029		4,183	503
1.500%, 02/19/2026		9,174	1,085
1.375%, 08/19/2030		2,078	242
1.250%, 09/17/2031		6,520	749

			5,570

Oman — 0.0%
Oman Government International Bond
6.250%, 01/25/2031 (A)		$200	215

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		21	21

Poland — 0.2%
InPost
2.250%, 07/15/2027 (A)	EUR	204	242
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	429
2.500%, 07/25/2027		1,860	520

			1,191

Portugal — 0.6%
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037	EUR	277	492
2.200%, 10/17/2022		775	953
1.950%, 06/15/2029		492	671
0.700%, 10/15/2027		735	916

			3,032

Qatar — 0.1%
Qatar Petroleum
2.250%, 07/12/2031 (A)		$300	297

Romania — 0.1%
Romania Government Bond
3.650%, 07/28/2025	RON	1,540	385
Romanian Government International Bond MTN
1.375%, 12/02/2029	EUR	287	339

			724

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	277

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Singapore — 1.9%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	$1,129
3.375%, 09/01/2033		112	98
3.125%, 09/01/2022		3,592	2,758
3.000%, 09/01/2024		4,204	3,359
2.875%, 07/01/2029		136	113
2.750%, 07/01/2023		1,013	787
2.750%, 04/01/2042		114	97
2.750%, 03/01/2046		200	173
2.250%, 08/01/2036		162	126
2.125%, 06/01/2026		1,259	990
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	510

			10,140

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	101

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	719

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		220	277
1.625%, 03/11/2026		230	289

			566

South Korea — 0.9%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	521
Korea Housing Finance
0.010%, 06/29/2026 (A)	EUR	150	179
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,206,590	1,119
2.625%, 09/10/2035		240,610	224
2.000%, 06/10/2031		100,190	88
1.875%, 06/10/2029		401,030	352
1.500%, 12/10/2026		994,000	865
1.500%, 12/10/2030		1,178,530	992
1.250%, 03/10/2026		101,780	88
1.125%, 09/10/2025		665,210	577

			5,005

Spain — 4.1%
AYT Cedulas Cajas Global FTA
3.750%, 12/14/2022	EUR	600	754
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024		200	256
Banco de Sabadell
0.625%, VAR EUSA1+0.970%, 11/07/2025		400	478

SEI Institutional International Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Santander
5.179%, 11/19/2025		$400	$457
2.749%, 12/03/2030		200	198
1.000%, 03/03/2022	EUR	400	479
CaixaBank
1.250%, 01/11/2027		500	638
1.125%, 11/12/2026		300	367
CaixaBank MTN
1.375%, 06/19/2026		300	372
Naturgy Finance BV
4.125%, VAR EUR Swap Annual 8 Yr+3.353% (C)		200	249
Naturgy Finance BV MTN
1.250%, 04/19/2026		300	375
Spain Government Bond
6.000%, 01/31/2029		80	137
4.700%, 07/30/2041 (A)		478	937
3.450%, 07/30/2066 (A)		272	496
2.700%, 10/31/2048 (A)		604	939
2.350%, 07/30/2033 (A)		523	745
1.950%, 07/30/2030 (A)		104	141
1.850%, 07/30/2035 (A)		830	1,124
1.600%, 04/30/2025 (A)		209	267
1.500%, 04/30/2027 (A)		393	510
1.400%, 04/30/2028 (A)		635	823
0.850%, 07/30/2037 (A)		670	782
0.600%, 10/31/2029 (A)		116	142
0.500%, 04/30/2030 (A)		188	227
0.500%, 10/31/2031 (A)		1,490	1,769
0.054%, 01/31/2028 (B)		3,295	3,900
0.000%, 05/31/2024 (B)		2,802	3,362
0.000%, 01/31/2026 (B)		770	923
Telefonica Europe BV
4.375%, VAR EUR Swap Annual 6 Yr+4.107% (C)		300	386

			22,233

Supra-National — 2.0%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,006
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,745
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	492
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,598
0.250%, 10/14/2024	EUR	156	190
European Stability Mechanism MTN
1.000%, 09/23/2025		570	716
European Union MTN
0.000%, 03/04/2026 (B)		1,976	2,389

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	$836

			10,972

Sweden — 0.7%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	699
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024	EUR	460	556
Stadshypotek MTN
0.375%, 02/22/2023		485	583
Swedbank (C)
6.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.106%		$200	206
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134%		200	216
Sweden Government Bond 1.000%, 11/12/2026	SEK	8,210	1,012
0.125%, 05/12/2031 (A)		5,095	582

			3,854

Switzerland — 0.4%
Credit Suisse Group (C)
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%		$286	311
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)		200	218
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	354
Government of Switzerland
1.500%, 04/30/2042	CHF	408	577
1.250%, 06/11/2024		405	464
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		$200	227

			2,151

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	643
4.675%, 06/29/2044		17,119	734
3.300%, 06/17/2038		3,522	124
2.125%, 12/17/2026		7,336	243

			1,744

United Arab Emirates — 0.1%
DP World Crescent MTN
4.848%, 09/26/2028		$265	305

8	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

United Kingdom — 7.2%
Aviva
6.125%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+2.850%, 11/14/2036	GBP	220	$371
Barclays MTN
4.000%, 06/26/2029	AUD	500	408
BAT Capital
4.906%, 04/02/2030		$105	121
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	103
1.250%, 03/13/2027	EUR	333	406
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	216
BG Energy Capital MTN
2.250%, 11/21/2029		400	542
BP Capital Markets (C)
3.625%, VAR EUR Swap Annual 5 Yr+4.120%		495	638
3.250%, VAR EUR Swap Annual 5 Yr+3.880%		400	508
BP Capital Markets MTN
1.117%, 01/25/2024		165	202
0.831%, 11/08/2027		130	159
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	144
2.625%, 09/22/2038		100	143
Centrica MTN
4.375%, 03/13/2029		164	269
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	258
CK Hutchison Group Telecom Finance
1.500%, 10/17/2031		330	407
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	275
1.750%, 09/12/2025		130	164
CPUK Finance
3.690%, 08/28/2028	GBP	100	153
3.588%, 08/28/2025		215	321
DS Smith MTN
1.375%, 07/26/2024	EUR	430	528
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	381
Heathrow Funding MTN
2.750%, 08/09/2049		160	219
1.875%, 05/23/2022	EUR	235	283
HSBC Holdings
6.375%, VAR USD ICE Swap 11:00 NY 5 Yr+4.368% (C)		$200	223
6.000%, VAR EUR Swap Annual 5 Yr+5.338% (C)	EUR	200	260

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	$249
HSBC Holdings MTN
6.000%, 03/29/2040		70	139
INEOS Quattro Finance
2 2.500%, 01/15/2026 (A)	EUR	235	281
Natwest Group
3.622%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+3.550%, 08/14/2030	GBP	245	361
2.467%, VAR ICE LIBOR USD 3 Month+2.320% (C)		$200	198
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	288
Rolls-Royce MTN
0.875%, 05/09/2024	EUR	140	163
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	152
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	358
Standard Chartered (A)
1.696%, VAR ICE LIBOR USD 3 Month+1.510% (C)		$500	483
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 01/14/2027		355	352
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	301
United Kingdom Gilt
5.000%, 03/07/2025		43	70
4.500%, 12/07/2042		279	626
4.250%, 03/07/2036		56	111
4.250%, 09/07/2039		53	111
4.250%, 12/07/2040		1,368	2,902
4.250%, 12/07/2046		476	1,090
4.250%, 12/07/2049		108	258
3.500%, 01/22/2045		902	1,825
3.250%, 01/22/2044		457	883
2.750%, 09/07/2024		806	1,204
2.500%, 07/22/2065		1,197	2,429
2.250%, 09/07/2023		19	28
1.750%, 09/07/2022		2,090	2,945
1.750%, 09/07/2037		74	112
1.500%, 07/22/2047		194	284
1.250%, 10/22/2041		79	110
1.000%, 04/22/2024		52	74
0.875%, 10/22/2029		864	1,214
0.750%, 07/22/2023		948	1,328
0.625%, 06/07/2025		52	73
0.625%, 10/22/2050		896	1,052
0.500%, 10/22/2061		828	904
0.375%, 10/22/2026		2,298	3,166

SEI Institutional International Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.125%, 01/30/2026	GBP	1,858	$2,542
0.125%, 01/31/2028		460	619
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		272	485
United Kingdom Treasury
4.750%, 12/07/2038		51	111
Vodafone Group MTN
4.200%, 12/13/2027	AUD	490	410
Western Power Distribution West Midlands PLC
3.875%, 10/17/2024	GBP	230	346
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		100	144
Zurich Finance PLC MTN
6.625%, 10/30/2049 (D)		235	347

			38,830

United States — 9.7%
AbbVie
2.300%, 11/21/2022		$800	821
Air Lease
4.625%, 10/01/2028		32	36
3.625%, 04/01/2027		21	23
1.875%, 08/15/2026		220	220
Air Lease MTN
2.875%, 01/15/2026		79	83
Aircastle
5.250%, 08/11/2025 (A)		261	293
5.000%, 04/01/2023		4	5
4.400%, 09/25/2023		50	54
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	23
Alleghany
3.625%, 05/15/2030		305	337
Ally Financial
4.700%, VAR H15T7Y+3.481% (C)		116	118
Altria Group
3.125%, 06/15/2031	EUR	310	423
2.200%, 06/15/2027		330	422
American Express (C) 3.584%, VAR ICE LIBOR USD 3 Month+3.428%		$14	14
3.404%, VAR ICE LIBOR USD 3 Month+3.285%		29	29
American Honda Finance
1.950%, 10/18/2024	EUR	159	201
American Tower
1.300%, 09/15/2025		$535	536
0.875%, 05/21/2029	EUR	420	502
Apple
0.700%, 02/08/2026		$880	870

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ardagh Metal Packaging Finance USA
2.000%, 09/01/2028 (A)	EUR	250	$297
AT&T
2.875%, VAR EUAMDB05+3.140% (C)		200	242
1.800%, 09/05/2026		365	466
1.650%, 02/01/2028		$870	864
1.600%, 05/19/2028	EUR	170	216
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		$80	90
4.375%, 01/30/2024		27	29
3.875%, 05/01/2023		12	13
3.500%, 11/01/2027		8	8
1.950%, 01/30/2026		51	51
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	205
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (C)		67	76
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,063
Becton Dickinson
1.213%, 02/12/2036		$129	151
0.632%, 06/04/2023		200	240
Berkshire Hathaway
0.500%, 01/15/2041	EUR	170	180
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	229
Block Financial
2.500%, 07/15/2028		$300	301
Booking Holdings
2.375%, 09/23/2024		355	451
0.500%, 03/08/2028		110	132
Bristol-Myers Squibb
0.537%, 11/13/2023		950	951
Broadcom
5.000%, 04/15/2030		185	218
Capital One Financial
3.935%, VAR ICE LIBOR USD 3 Month+3.800% (C)		109	109
1.650%, 06/12/2029	EUR	300	377
0.800%, 06/12/2024		291	353
Carnival
1.000%, 10/28/2029		316	307
CCO Holdings
4.500%, 06/01/2033 (A)		$127	130
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971% (C)		395	437
0.750%, 03/18/2024		420	422
Charter Communications Operating
3.900%, 06/01/2052		225	229

10	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	$415
0.875%, 06/15/2027		115	141
0.300%, 12/15/2024		190	227
Citigroup
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597% (C)		$71	73
Citigroup MTN
1.250%, 04/10/2029	EUR	170	212
0.750%, 10/26/2023		115	139
Comcast
0.250%, 05/20/2027		190	226
CyrusOne
1.450%, 01/22/2027		254	307
Dell International
4.000%, 07/15/2024		$405	440
Delta Airlines Inc
4.500%, 10/20/2025 (A)		125	134
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	130
Digital Dutch Finco BV
0.625%, 07/15/2025		350	423
Digital Euro Finco
1.125%, 04/09/2028		510	625
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028		$400	425
Discovery Communications
5.300%, 05/15/2049		18	23
5.200%, 09/20/2047		36	45
4.650%, 05/15/2050		14	16
Emerson Electric
0.375%, 05/22/2024	EUR	350	421
Enable Midstream Partners
4.950%, 05/15/2028		$39	45
4.400%, 03/15/2027		214	236
Essential Properties
2.950%, 07/15/2031		179	179
Exxon Mobil
0.835%, 06/26/2032	EUR	600	710
FedEx
0.450%, 05/04/2029		327	386
Fidelity National Information Services
0.625%, 12/03/2025		185	224
0.125%, 12/03/2022		500	596
GE Capital Canada Funding MTN
4.600%, 01/26/2022	CAD	899	743
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	340
5.875%, 01/18/2033		160	302

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
General Motors Financial
4.000%, 10/06/2026		$145	$160
General Motors Financial MTN
0.955%, 09/07/2023	EUR	275	332
Gilead Sciences Inc
0.750%, 09/29/2023		$725	725
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023		715	715
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	1,120
1.625%, 07/27/2026		170	215
Harley-Davidson Financial Services
3.875%, 05/19/2023		110	140
0.900%, 11/19/2024		335	406
Hilton Domestic Operating
3.625%, 02/15/2032 (A)		$215	212
Host Hotels & Resorts
3.500%, 09/15/2030		200	210
IHS Markit
4.750%, 08/01/2028		17	20
4.250%, 05/01/2029		72	83
Intercontinental Exchange
0.700%, 06/15/2023		535	537
International Business Machines
2.850%, 05/13/2022		990	1,013
0.300%, 02/11/2028	EUR	240	285
International Flavors & Fragrances
1.800%, 09/25/2026		100	128
Interpublic Group of Cos Inc/The
2.400%, 03/01/2031		$101	101
IQVIA
2.875%, 06/15/2028 (A)	EUR	180	220
Jazz Securities DAC
4.375%, 01/15/2029 (A)		$290	301
Johnson Controls International PLC
1.375%, 02/25/2025	EUR	395	490
JPMorgan Chase (C)
7.900%, VAR ICE LIBOR USD 3 Month+3.470%		$91	91
3.976%, VAR ICE LIBOR USD 3 Month+3.800%		78	78
3.465%, VAR ICE LIBOR USD 3 Month+3.320%		46	46
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027	EUR	660	815
Las Vegas Sands
3.900%, 08/08/2029		$275	293
Lear
3.500%, 05/30/2030		42	45

SEI Institutional International Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Level 3 Financing
3.750%, 07/15/2029 (A)		$150	$146
Levi Strauss & Co
3.500%, 03/01/2031 (A)		47	47
Liberty Mutual Group
3.625%, VAR EUR Swap Annual 5 Yr+3.700%, 05/23/2059	EUR	300	371
Marriott International
4.650%, 12/01/2028		$120	137
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	1,008
Mattel Inc
3.750%, 04/01/2029 (A)		138	144
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	133
1.125%, 03/07/2027		400	501
0.250%, 07/02/2025		115	138
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,024
Mondelez International
0.250%, 03/17/2028	EUR	470	553
Moody's
1.750%, 03/09/2027		375	481
Morgan Stanley
3.794%, VAR ICE LIBOR USD 3 Month+3.610% (C)		$23	23
0.406%, VAR Euribor 3 Month+0.698%, 10/29/2027	EUR	360	428
Morgan Stanley MTN
1.375%, 10/27/2026		360	453
0.529%, VAR United States Secured Overnight Financing Rate+0.455%, 01/25/2024		$1,000	1,000
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	366
National Oil Well
3.600%, 12/01/2029		$205	214
Netflix Inc
3.625%, 05/15/2027		200	273
Newell Brands Inc
4.700%, 04/01/2026		140	156
Office Properties Income Trust
4.500%, 02/01/2025		270	293
ONEOK
6.350%, 01/15/2031		89	115
Oracle
3.650%, 03/25/2041		370	392
Organon
4.125%, 04/30/2028 (A)		290	296
Paysafe Finance
3.000%, 06/15/2029 (A)	EUR	245	286

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Philip Morris International
1.450%, 08/01/2039	EUR	115	$132
0.625%, 11/08/2024		285	345
Philip Morris International MTN
2.875%, 03/03/2026		170	228
Pioneer Natural Resources
2.150%, 01/15/2031		$196	192
Plains All American Pipeline
4.500%, 12/15/2026		204	229
3.550%, 12/15/2029		79	83
PNC Financial Services Group
2.200%, 11/01/2024		885	928
PNC Funding
3.300%, 03/08/2022		150	153
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	317
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042		199	210
PVH Corp
3.125%, 12/15/2027		215	289
Ross Stores
4.700%, 04/15/2027		265	306
Sabra Health Care LP
3.900%, 10/15/2029		280	296
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	378
Simon International Finance SCA
1.250%, 05/13/2025		134	166
Sirius XM Radio
4.000%, 07/15/2028 (A)		$145	149
SLM
4.200%, 10/29/2025		165	177
Starbucks Corp
1.300%, 05/07/2022		350	353
Time Warner Cable
5.750%, 06/02/2031	GBP	295	522
T-Mobile USA
3.375%, 04/15/2029		$52	54
2.875%, 02/15/2031		77	76
2.625%, 04/15/2026		131	134
2.625%, 02/15/2029		87	86
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	566
Tyco Electronics Group
0.113%, 02/16/2029		308	354
UnitedHealth Group
1.250%, 01/15/2026		$175	177
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	275
Verisign Inc
2.700%, 06/15/2031		$99	101

12	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($Thousands)

GLOBAL BONDS (continued)
Verizon Communications
4.016%, 12/03/2029		$391	$448
2.100%, 03/22/2028		445	454
0.875%, 04/08/2027	EUR	175	215
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	306
4.050%, 02/17/2025	AUD	680	560
Vornado Realty
3.400%, 06/01/2031		$213	220
Wabtec Transportation Netherlands BV
1.250%, 12/03/2027	EUR	202	241
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.453% (C)		$132	137
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	492
2.000%, 04/27/2026	EUR	210	270
1.375%, 06/30/2022	GBP	195	272
0.500%, 04/26/2024	EUR	500	602
Welltower Inc
4.500%, 12/01/2034	GBP	140	236
Western Union
2.750%, 03/15/2031		$355	354
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	497

			52,373

Total Global Bonds (Cost $465,624) ($ Thousands)			481,287

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bill
0.027%, 08/19/2021 (B)		$31,690	31,688
U.S. Treasury Bond
2.169%, 11/15/2050 (B)		1,473	789
U.S. Treasury Notes
0.500%, 03/31/2025		94	94
0.375%, 03/31/2022		1,081	1,083
0.375%, 01/31/2026		380	372
0.125%, 11/30/2022		8,322	8,317

Total U.S. Treasury Obligations (Cost $42,387) ($ Thousands)			42,343

Description	Face Amount (Thousands)	Market Value ($Thousands)

MORTGAGE-BACKED SECURITIES —0.2%
Agency Mortgage-Backed Obligation — 0.2%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.442%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	$190	$202
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
3.542%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	491
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.092%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	100	102
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.342%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	61	64
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.442%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	84	88

		947

Non-Agency Mortgage-Backed Obligation —0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.602%, 09/25/2034 (D)	9	8
JPMorgan Mortgage Trust, Ser 2004-A5,
Cl 3A1 2.371%, 12/25/2034 (D)	24	26
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	138	140

		174

Total Mortgage-Backed Securities (Cost $1,098) ($ Thousands)		1,121

Total Investments in Securities — 97.1% (Cost $509,109) ($ Thousands)		$524,751

SEI Institutional International Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	15	Sep-2021	$1,598	$1,590	$–
Australian 10-Year Bond	6	Sep-2021	652	636	3
Australian 3-Year Bond	12	Sep-2021	1,080	1,049	(3)
Canadian 10-Year Bond	7	Sep-2021	834	823	10
Euro-Bob	4	Sep-2021	637	636	–
Euro-BTP	15	Sep-2021	2,697	2,693	12
Euro-Bund	66	Sep-2021	13,749	13,510	77
Euro-Buxl	5	Sep-2021	1,210	1,205	23
Euro-Buxl	1	Sep-2021	241	241	–
Euro-Schatz	25	Sep-2021	3,325	3,325	–
Japanese 10-Year Bond	24	Sep-2021	33,159	32,801	47
Japanese 10-Year Government Bond E-MINI	8	Sep-2021	1,106	1,094	2
Long Gilt 10-Year Bond	3	Oct-2021	540	531	4
U.S. 5-Year Treasury Note	16	Oct-2021	1,972	1,975	3
U.S. 10-Year Treasury Note	25	Sep-2021	3,293	3,313	19
U.S. Long Treasury Bond	25	Sep-2021	3,926	4,019	93

			70,019	69,441	290

Short Contracts
Australian 3-Year Bond	(17)	Sep-2021	$(1,535)	$(1,487)	$4
Canadian 5-Year Bond	(19)	Sep-2021	(1,963)	(1,911)	3
Canadian 10-Year Bond	(17)	Sep-2021	(2,021)	(1,998)	(14)
Euro	(240)	Sep-2021	(36,623)	(35,595)	1,028
Euro-Bund	(13)	Sep-2021	(2,725)	(2,661)	(14)
Euro-OAT	(8)	Sep-2021	(1,547)	(1,509)	(6)
Euro-Schatz	(62)	Sep-2021	(8,488)	(8,245)	1
Long Gilt 10-Year Bond	(3)	Oct-2021	(532)	(531)	(2)
U.S. 2-Year Treasury Note	(78)	Oct-2021	(17,209)	(17,185)	24
U.S. 5-Year Treasury Note	(117)	Oct-2021	(14,453)	(14,441)	12
U.S. 10-Year Treasury Note	(9)	Sep-2021	(1,189)	(1,193)	(3)
U.S. Ultra Long Treasury Bond	(13)	Sep-2021	(2,416)	(2,505)	(90)
U.S. Ultra Long Treasury Bond	(5)	Sep-2021	(965)	(963)	2
Ultra 10-Year U.S. Treasury Note	(92)	Sep-2021	(13,311)	(13,543)	(231)

			(104,977)	(103,767)	714

			$(34,958)	$(34,326)	$1,004

A list of the forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	08/25/21	AUD	11,330	USD	8,780	$274
Bank of America	07/02/21	AUD	790	USD	611	18
Bank of America	07/02/21	SGD	2,603	USD	1,967	30
Bank of America	07/02/21	BRL	4,759	USD	941	(7)
Bank of America	07/28/21	USD	1,173	RUB	87,118	16
Bank of America	08/03/21	EUR	32,847	USD	39,635	658
Bank of America	08/03/21	EUR	1,106	USD	1,312	(1)
Bank of America	08/04/21	PLN	3,559	USD	943	8
Bank of America	08/04/21	CZK	25,007	USD	1,173	10
Barclays PLC	07/02/21	USD	19	AUD	25	–
Barclays PLC	07/02/21	USD	30	GBP	21	(1)
Barclays PLC	07/02/21	USD	36	CAD	44	(1)

14	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/02/21	SEK	73	USD	9	$–
Barclays PLC	07/02/21	USD	143	ZAR	2,050	1
Barclays PLC	07/02/21	USD	183	SEK	1,520	(5)
Barclays PLC	07/02/21	USD	551	NOK	4,602	(16)
Barclays PLC	07/02/21 - 08/04/21	USD	1,105	NZD	1,531	(35)
Barclays PLC	07/02/21 - 08/04/21	NZD	2,937	USD	2,110	58
Barclays PLC	07/02/21	DKK	5,649	USD	927	26
Barclays PLC	07/02/21	USD	6,853	EUR	5,650	(153)
Barclays PLC	07/02/21	NOK	9,646	USD	1,154	33
Barclays PLC	07/02/21	TRY	2,530	USD	298	6
Barclays PLC	08/04/21	TRY	12,025	USD	1,358	(3)
Barclays PLC	07/02/21	ZAR	28,988	USD	2,106	76
Barclays PLC	07/02/21 - 08/04/21	GBP	35,319	USD	49,509	720
Barclays PLC	07/02/21	MXN	44,332	USD	2,218	(8)
Barclays PLC	07/02/21 - 08/04/21	EUR	119,355	USD	144,273	2,690
Barclays PLC	07/15/21	IDR	8,329,367	USD	563	(10)
Barclays PLC	08/04/21	ILS	2,941	USD	907	4
Barclays PLC	08/04/21	HUF	314,649	USD	1,070	7
BMO Capital	07/02/21	EUR	702	USD	854	22
BMO Capital	07/02/21	USD	752	EUR	617	(20)
BNP Paribas	07/02/21	MYR	8,712	USD	2,103	5
BNP Paribas	08/04/21	MYR	8,712	USD	2,094	(4)
BNP Paribas	07/15/21	CLP	1,007,987	USD	1,420	36
BNP Paribas	08/04/21	AUD	100	USD	76	–
BNP Paribas	08/04/21	CAD	209	USD	168	(1)
BNP Paribas	08/04/21	JPY	80,436	USD	727	2
BNP Paribas	08/16/21	EUR	18,062	USD	22,079	641
BNP Paribas	08/25/21	USD	1,061	AUD	1,407	(5)
BNP Paribas	09/16/21	ZAR	10,256	USD	718	7
Brown Brothers Harriman	07/15/21	SEK	19,890	USD	2,338	11
Brown Brothers Harriman	07/16/21	USD	112	CAD	135	(2)
Brown Brothers Harriman	07/16/21	CAD	1,827	USD	1,511	36
Brown Brothers Harriman	08/03/21	USD	444	EUR	363	(13)
Brown Brothers Harriman	08/03/21	EUR	2,722	USD	3,285	56
Brown Brothers Harriman	08/05/21	CHF	535	USD	587	8
Brown Brothers Harriman	08/25/21	USD	976	AUD	1,259	(31)
Brown Brothers Harriman	08/26/21	GBP	141	USD	197	3
Brown Brothers Harriman	08/26/21	GBP	217	USD	299	–
CIBC	07/02/21	USD	215	EUR	176	(7)
CIBC	08/04/21	USD	7,840	JPY	868,514	(11)
Citi	07/15/21	USD	551	CLP	393,305	(10)
Citi	07/15/21	USD	581	IDR	8,306,612	(10)
Citi	07/15/21	INR	87,080	USD	1,177	7
Citi	07/16/21	CAD	13,949	USD	11,143	(122)
Citi	07/22/21	KRW	1,147,931	USD	1,026	9
Citi	07/22/21	KRW	661,808	USD	583	(3)
Citi	08/26/21	GBP	7,427	USD	10,447	187
Citi	08/27/21	MXN	20,619	USD	1,017	(12)
Citi	09/16/21	CNH	86,353	USD	13,261	(32)

SEI Institutional International Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/02/21	GBP	53	USD	74	$1
Citigroup	07/02/21	USD	74	JPY	8,100	(1)
Citigroup	07/02/21	USD	74	NOK	618	(2)
Citigroup	07/02/21	USD	149	CHF	135	(3)
Citigroup	07/02/21	USD	151	CAD	185	(1)
Citigroup	07/02/21	NZD	206	USD	149	5
Citigroup	07/02/21	USD	223	EUR	183	(6)
Citigroup	07/02/21	USD	224	NZD	315	(4)
Citigroup	07/02/21	USD	274	MXN	5,528	4
Citigroup	07/02/21	USD	285	ZAR	4,100	2
Citigroup	07/02/21	AUD	290	USD	223	6
Citigroup	07/02/21	CAD	537	USD	444	10
Citigroup	07/02/21 - 08/04/21	EUR	600	USD	715	3
Citigroup	08/04/21	USD	588	CNY	3,806	–
Citigroup	07/02/21	USD	953	CNY	6,088	(11)
Citigroup	07/02/21	ZAR	4,100	USD	294	7
Citigroup	07/02/21	NOK	4,602	USD	550	15
Citigroup	07/02/21	CNY	149,125	USD	23,363	284
Citigroup	08/04/21	CNY	153,209	USD	23,656	(22)
Citigroup	07/02/21	JPY	6,040,930	USD	55,322	894
Citigroup	08/04/21	SGD	2,354	USD	1,756	4
Citigroup	08/04/21	DKK	5,649	USD	908	6
Citigroup	08/04/21	MXN	38,804	USD	1,948	6
Commonwealth Bank Of Australia	08/04/21	USD	6,362	EUR	5,330	(37)
Credit Suisse First Boston	08/05/21	CHF	901	USD	1,002	26
Deutsche Bank	08/03/21	BRL	4,759	USD	960	15
Goldman Sachs	07/02/21	USD	144	TRY	1,265	2
Goldman Sachs	07/02/21	USD	296	TRY	2,530	(5)
Goldman Sachs	07/02/21	USD	551	EUR	452	(15)
Goldman Sachs	07/02/21	CNY	2,177	USD	341	4
Goldman Sachs	07/02/21	TRY	2,570	USD	301	6
Goldman Sachs	07/02/21	TRY	10,720	USD	1,226	(8)
Goldman Sachs	08/04/21	GBP	254	USD	351	–
Goldman Sachs	08/05/21	USD	1,571	CHF	1,438	(14)
JPMorgan Chase Bank	07/02/21	USD	14	GBP	10	–
JPMorgan Chase Bank	07/02/21	USD	17	JPY	1,900	–
JPMorgan Chase Bank	07/02/21	USD	19	AUD	25	(1)
JPMorgan Chase Bank	07/02/21	NZD	25	USD	18	1
JPMorgan Chase Bank	07/02/21	USD	149	CNY	956	(1)
JPMorgan Chase Bank	07/02/21	SEK	1,350	USD	162	5
JPMorgan Chase Bank	07/02/21	USD	2,789	EUR	2,314	(44)
JPMorgan Chase Bank	07/02/21	ILS	2,941	USD	906	3
JPMorgan Chase Bank	07/02/21 - 08/04/21	RON	3,124	USD	766	14
JPMorgan Chase Bank	07/02/21	PLN	3,559	USD	969	34
JPMorgan Chase Bank	07/02/21	CNY	5,033	USD	787	8
JPMorgan Chase Bank	08/04/21	CNY	3,420	USD	528	(1)
JPMorgan Chase Bank	07/06/21	USD	2,574	PEN	10,259	104
JPMorgan Chase Bank	07/06/21 - 08/05/21	PEN	20,518	USD	5,250	(116)
JPMorgan Chase Bank	07/14/21	USD	1,790	EUR	1,504	(7)

16	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/14/21	EUR	19,854	USD	24,125	$574
JPMorgan Chase Bank	07/15/21	USD	1,031	NOK	8,583	(34)
JPMorgan Chase Bank	07/15/21	SEK	12,518	USD	1,462	(2)
JPMorgan Chase Bank	07/21/21	USD	2,308	JPY	254,705	(12)
JPMorgan Chase Bank	07/21/21	JPY	1,953,472	USD	17,804	198
JPMorgan Chase Bank	07/23/21	USD	558	COP	2,067,640	(5)
JPMorgan Chase Bank	07/26/21	IDR	37,026,170	USD	2,557	16
JPMorgan Chase Bank	07/26/21	IDR	3,419,707	USD	235	–
JPMorgan Chase Bank	08/04/21	EUR	3,644	USD	4,325	1
JPMorgan Chase Bank	08/19/21	USD	1,147	JPY	126,404	(7)
JPMorgan Chase Bank	08/23/21 - 09/09/21	THB	134,214	USD	4,274	87
JPMorgan Chase Bank	08/24/21	USD	441	ILS	1,432	(1)
JPMorgan Chase Bank	08/24/21	ILS	7,208	USD	2,206	(8)
JPMorgan Chase Bank	08/27/21	USD	994	MXN	20,449	26
JPMorgan Chase Bank	08/27/21	MXN	20,918	USD	1,052	8
JPMorgan Chase Bank	09/09/21	CNY	27,310	USD	4,242	33
JPMorgan Chase Bank	09/13/21	USD	292	CAD	354	(7)
JPMorgan Chase Bank	09/13/21	GBP	314	USD	438	4
JPMorgan Chase Bank	09/13/21	USD	1,608	NOK	13,388	(51)
JPMorgan Chase Bank	09/13/21	USD	1,634	GBP	1,152	(44)
JPMorgan Chase Bank	09/13/21	CAD	2,008	USD	1,647	25
JPMorgan Chase Bank	09/13/21	SEK	3,685	USD	431	–
JPMorgan Chase Bank	09/13/21	AUD	4,645	USD	3,606	118
JPMorgan Chase Bank	09/13/21	USD	5,140	SEK	42,576	(157)
JPMorgan Chase Bank	09/13/21	CHF	6,809	USD	7,597	214
JPMorgan Chase Bank	09/13/21	NOK	7,804	USD	914	7
JPMorgan Chase Bank	09/13/21	NOK	2,020	USD	235	–
JPMorgan Chase Bank	09/13/21	NZD	14,242	USD	10,257	311
JPMorgan Chase Bank	09/14/21	SGD	10,659	USD	8,022	92
JPMorgan Chase Bank	09/16/21	ZAR	10,256	USD	718	6
JPMorgan Chase Bank	09/20/21	USD	1,688	RUB	123,160	(21)
JPMorgan Chase Bank	09/20/21	MXN	64,461	USD	3,193	(12)
JPMorgan Chase Bank	09/23/21	USD	437	KRW	493,996	–
JPMorgan Chase Bank	09/23/21	KRW	2,191,561	USD	1,959	20
Morgan Stanley	07/02/21	USD	20	JPY	2,200	(1)
Morgan Stanley	07/02/21	USD	85	CHF	77	(2)
Morgan Stanley	07/02/21	USD	131	GBP	95	–
Morgan Stanley	07/02/21	USD	149	CNY	950	(2)
Morgan Stanley	07/02/21 - 08/04/21	USD	591	EUR	496	(2)
Morgan Stanley	07/02/21	USD	1,094	AUD	1,413	(33)
Morgan Stanley	07/02/21	CHF	2,293	USD	2,556	75
Morgan Stanley	07/02/21	USD	3,577	CAD	4,326	(83)
Morgan Stanley	07/02/21 - 08/04/21	AUD	6,594	USD	5,100	149
Morgan Stanley	07/02/21 - 07/15/21	EUR	13,145	USD	16,098	507
Morgan Stanley	08/04/21	EUR	188	USD	223	–
Morgan Stanley	07/02/21 - 08/04/21	SEK	13,986	USD	1,652	16
Morgan Stanley	07/02/21	CZK	25,007	USD	1,199	36
Morgan Stanley	07/02/21 - 08/04/21	CAD	36,672	USD	30,108	491
Morgan Stanley	07/02/21	HUF	314,649	USD	1,102	39

SEI Institutional International Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/15/21	USD	284	CLP	208,896	$2
Morgan Stanley	07/15/21	USD	1,153	INR	87,529	23
Morgan Stanley	07/15/21	USD	1,043	INR	77,462	(3)
Morgan Stanley	08/04/21	USD	73	NOK	618	(1)
Morgan Stanley	08/04/21	GBP	203	USD	280	–
Morgan Stanley	08/04/21	USD	311	NZD	445	–
Morgan Stanley	08/04/21	NOK	13,845	USD	1,631	21
Morgan Stanley	08/04/21	ZAR	26,938	USD	1,894	15
Morgan Stanley	08/04/21 - 08/19/21	JPY	6,166,943	USD	55,726	137
Morgan Stanley	09/16/21	CNH	1,587	USD	243	(1)
RBC	07/02/21	USD	1,061	EUR	886	(10)
RBC	08/04/21	USD	214	AUD	283	(2)
RBC	08/04/21	AUD	6,394	USD	4,838	38
Standard Chartered	07/02/21	MYR	707	USD	171	–
Standard Chartered	08/04/21	MYR	707	USD	170	–
Standard Chartered	07/02/21 - 08/04/21	THB	109,470	USD	3,459	43
Standard Chartered	07/22/21	USD	1,615	KRW	1,810,674	(11)
Standard Chartered	08/04/21	GBP	2,292	USD	3,191	25
State Street	07/02/21	GBP	326	USD	451	–
State Street	07/02/21	CNY	1,062	USD	166	2
State Street	07/02/21	USD	1,098	CHF	985	(32)
State Street	07/02/21	EUR	1,916	USD	2,343	70
State Street	07/02/21	NOK	4,199	USD	508	20
State Street	07/02/21	SEK	13,743	USD	1,666	60
TD Securities	07/02/21	AUD	100	USD	75	–
UBS	07/02/21	USD	188	SGD	249	(3)
UBS	07/02/21	USD	620	JPY	68,047	(7)
UBS	07/02/21	NZD	670	USD	488	20
UBS	07/15/21	USD	566	CLP	405,645	(9)
UBS	07/28/21	RUB	43,733	USD	606	9
UBS	08/04/21	CHF	1,096	USD	1,196	10

						$9,297

A list of open OTC swap agreements held by the Fund at June 30, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$48	$–	$48
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	27	–	27

							$75	$–	$75

18	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BRL/CDI/1D/T247/0.00000	4.915%	Annually	01/02/2023	BRL	9,678	$(59)	$–	$(59)
BRL/CDI/1D/T247/0.00000	4.94%	Annually	01/02/2023	BRL	5,658	(34)	–	(34)
BRL/CDI/1D/T247/0.00000	4.945%	Annually	01/02/2023	BRL	5,062	(31)	–	(31)
.8%	NY/REPO/1W/ CNRR007/0.00000	Quarterly	04/02/2026	CNY	12,090	2	–	2
6-MONTH GBP - LIBOR	5.635%	Semi-Annually	02/28/2025	GBP	1,230	(1)	–	(1)
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	(83)	–	(83)
6-MONTH GBP - LIBOR	.385%	Semi-Annually	07/20/2050	GBP	225	(52)	–	(52)

						$(258)	$–	$(258)

Percentages are based on Net Assets of $540,427 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $73,330 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DKK — Danish Krone
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol

PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
THB — Thai Bhat
TRY — Turkish Lira
USD — U.S. Dollar
VAR — Variable Rate
ZAR — South African Rand

SEI Institutional International Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

International Fixed Income Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	481,287	–	481,287
U.S. Treasury Obligations	9,106	33,237	–	42,343
Mortgage-Backed Securities	–	1,121	–	1,121

Total Investments in Securities	9,106	515,645	–	524,751

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,367	–	–	1,367
Unrealized Depreciation	(363)	–	–	(363)
Forwards Contracts*
Unrealized Appreciation	–	10,682	–	10,682
Unrealized Depreciation	–	(1,385)	–	(1,385)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	75	–	75
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(260)	–	(260)

Total Other Financial Instruments	1,004	9,114	–	10,118

* Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.7%

Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$2,800	$2,923
8.250%, 05/09/2028		1,085	1,132
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		670	685
9.125%, 11/26/2049		409	418
8.000%, 11/26/2029		2,631	2,696
8.000%, 11/26/2029 (A)		731	749
Republic of Angola Via Avenir II BV MTN
7.867%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		3,173	3,150
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,819	2,607

			14,360

Argentina — 1.3%
Argentine Republic Government International Bond
1.000%, 07/09/2029		6,975	2,641
0.500%, 07/09/2029	EUR	13	6
0.125%, 0.500%, 07/09/2021, 07/09/2030 (B)		$25,845	9,258
0.125%, 07/09/2030	EUR	403	164
0.125%, 1.125%, 07/09/2021, 07/09/2035 (B)		$3,421	1,083
0.125%, 2.000%, 07/09/2021, 01/09/2038 (B)		3,404	1,283
0.125%, 2.500%, 07/09/2021, 07/09/2041 (B)		5,587	1,992
0.125%, 1.125%, 07/09/2021, 07/09/2046 (B)		4,726	1,517
Mercadolibre Inc 3.125%, 01/14/2031		651	638
MSU Energy 6.875%, 02/01/2025 (A)(C)		285	225
Provincia de Buenos Aires
7.875%, 06/15/2027 (D)		350	156
5.375%, 01/20/2023 (D)	EUR	620	285
Provincia de Cordoba 5.000%, 12/10/2025 (A)		$531	407

			19,655

Armenia — 0.1%
Republic of Armenia International Bond
3.600%, 02/02/2031		1,005	948
3.600%, 02/02/2031 (A)		449	424

			1,372

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)	$1,437	$1,718
6.875%, 03/24/2026	4,125	4,930
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	2,380	2,996

		11,562

Bahamas — 0.0%
Bahamas Government International Bond
8.950%, 10/15/2032 (A)	510	578
6.000%, 11/21/2028	200	202

		780

Bahrain — 0.9%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)	507	568
6.750%, 09/20/2029 (A)	721	791
6.750%, 09/20/2029	200	219
6.125%, 08/01/2023	520	559
5.625%, 09/30/2031 (A)	1,284	1,300
5.625%, 09/30/2031	528	535
5.450%, 09/16/2032 (A)	1,779	1,765
5.450%, 09/16/2032	2,836	2,814
Bahrain Government International Bond MTN
6.250%, 01/25/2051	941	894
5.250%, 01/25/2033 (A)	2,284	2,222
4.250%, 01/25/2028	597	597
CBB International Sukuk Programme WLL
3.950%, 09/16/2027	679	692
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028	560	655
7.625%, 11/07/2024	794	888

		14,499

Belarus — 0.4%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024	672	613
Republic of Belarus International Bond
7.625%, 06/29/2027	353	343
6.378%, 02/24/2031	1,100	953
6.200%, 02/28/2030	1,440	1,249
6.200%, 02/28/2030 (A)	89	77
5.875%, 02/24/2026	1,842	1,700
Republic of Belarus Ministry of Finance
6.378%, 02/24/2031 (A)	899	779

		5,714

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038	1,145	471

SEI Institutional International Trust / Quarterly Report / June 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052 (A)	EUR	939	$1,156
6.875%, 01/19/2052		158	194
4.875%, 01/19/2032		102	121

			1,471

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029 (C)		$1,204	1,401
3.717%, 01/25/2027		1,081	1,181
2.375%, 08/20/2030 (C)		221	220

			2,802

Brazil — 6.3%
Brazil Letras do Tesouro Nacional
7.296%, 07/01/2023	BRL	14,000	2,406
7.252%, 01/01/2024 (E)		58,000	9,549
4.441%, 01/01/2022		62,000	12,015
2.575%, 07/01/2021 (E)		28,238	5,628
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$873	906
5.477%, 07/24/2023		194	201
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,855	2,007
5.333%, 02/15/2028		1,176	1,272
5.333%, 02/15/2028 (A)		157	170
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2026	BRL	1,000	799
6.000%, 05/15/2045		818	717
6.000%, 08/15/2050		1,670	1,489
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		77,155	15,962
10.000%, 01/01/2025		33,353	7,015
10.000%, 01/01/2027		25,876	5,466
10.000%, 01/01/2029		25,306	5,360
10.000%, 01/01/2031		5,135	1,079
Brazilian Government International Bond
5.625%, 01/07/2041		$1,107	1,203
5.625%, 02/21/2047		709	772
5.000%, 01/27/2045		2,338	2,362
4.750%, 01/14/2050		1,300	1,262
3.875%, 06/12/2030		3,110	3,136
3.750%, 09/12/2031		4,420	4,360
2.875%, 06/06/2025		970	997
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	233
CSN Islands XI
6.750%, 01/28/2028 (A)		592	655
CSN Resources (A)
7.625%, 04/17/2026		530	572
4.625%, 06/10/2031		695	710

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gol Finance
7.000%, 01/31/2025 (A)(C)		$998	$963
Guara Norte Sarl
5.198%, 06/15/2034 (A)		550	573
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		581	590
JBS USA Food
5.750%, 01/15/2028 (A)		466	498
Klabin Austria GmbH
3.200%, 01/12/2031 (A)		897	880
Minerva Luxembourg
4.375%, 03/18/2031 (A)		1,334	1,325
MV24 Capital BV
6.748%, 06/01/2034 (A)		659	729
Petrobras Global Finance BV
5.500%, 06/10/2051		457	457
StoneCo
3.950%, 06/16/2028 (A)		1,470	1,466
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	540
6.000%, 01/15/2029		288	343
5.000%, 01/15/2030		494	560

			97,227

Cameroon — 0.1%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		250	294
9.500%, 11/19/2025		220	259
5.950%, 07/07/2032	EUR	543	644
5.950%, 07/07/2032 (A)		250	296

			1,493

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (F)	JPY	286,072	2,125

Chile — 1.3%
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		$255	262
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	1,122
Bonos de la Tesoreria de la Republica
2.000%, 03/01/2035	CLP	1,393,429	1,958
1.900%, 09/01/2030		1,260,928	1,808
1.500%, 03/01/2026		636,931	919
Bonos de la Tesoreria de la Republica en pesos
2.800%, 10/01/2033 (A)		990,000	1,105
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,989
Chile Government International Bond
3.500%, 01/25/2050		1,722	1,802
3.100%, 05/07/2041		1,674	1,676

2	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.550%, 01/27/2032		$1,031	$1,054
2.450%, 01/31/2031		4,001	4,071
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	234
Empresa Nacional del Petroleo
3.750%, 08/05/2026		749	783
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	589
3.750%, 01/15/2031 (A)		234	255
3.150%, 01/14/2030		500	524
3.000%, 09/30/2029		224	233

			20,384

China — 4.4%
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.799% (G)		202	206
China Government Bond
3.810%, 09/14/2050	CNY	9,340	1,482
3.720%, 04/12/2051		2,600	408
3.390%, 03/16/2050		8,350	1,222
3.280%, 12/03/2027		55,590	8,724
3.270%, 11/19/2030		22,100	3,466
3.130%, 11/21/2029		6,500	1,005
3.120%, 12/05/2026		9,040	1,409
3.020%, 10/22/2025		43,500	6,760
2.880%, 11/05/2023		25,000	3,882
2.850%, 06/04/2027		41,980	6,427
2.680%, 05/21/2030		51,050	7,603
1.990%, 04/09/2025		60,830	9,105
China Government International Bond
3.250%, 10/19/2023		$1,192	1,269
0.550%, 10/21/2025		1,150	1,131
0.400%, 10/21/2023		2,410	2,410
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717% (G)		2,047	2,088
Chinalco Capital Holdings
4.250%, 04/21/2022		740	752
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (G)		224	232
2.125%, 06/03/2026		413	411
CNAC HK Finbridge
4.125%, 07/19/2027		200	217
3.875%, 06/19/2029		400	424
Country Garden Holdings
4.800%, 08/06/2030		407	424
Dianjian Haiyu
4.300% (G)		204	212

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933% (G)		$303	$312
ENN Clean Energy International Investment
3.375%, 05/12/2026 (A)		945	963
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (G)		1,795	1,212
Huarong Finance 2017 MTN
1.463%, VAR ICE LIBOR USD 3 Month+1.325%, 07/03/2023		200	148
Huarong Finance II MTN
5.500%, 01/16/2025		310	229
3.625%, 11/22/2021 (C)		400	368
Leader Goal International Ltd MTN
4.250% (F)(G)		212	216
Meituan
3.050%, 10/28/2030		204	201
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (G)		805	825
Powerchina Roadbridge Group British Virgin Islands
3.080%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.256% (G)		285	284
Shimao Group Holdings
5.600%, 07/15/2026		400	420
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (A)		696	694
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	440
Wanda Properties International
7.250%, 01/29/2024		600	598
Wanda Properties Overseas
6.950%, 12/05/2022		200	200
6.875%, 07/23/2023		232	229

			68,608

Colombia — 5.3%
Colombia Government International Bond
4.125%, 02/22/2042		3,230	3,146
3.875%, 02/15/2061		827	740
3.250%, 04/22/2032		4,705	4,608
3.125%, 04/15/2031		2,646	2,589
3.000%, 01/30/2030		1,457	1,427
Colombian TES
10.000%, 07/24/2024	COP	20,024,400	6,112
7.750%, 09/18/2030		14,113,400	3,937
7.500%, 08/26/2026		29,694,400	8,420

SEI Institutional International Trust / Quarterly Report / June 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.250%, 10/18/2034	COP	18,253,800	$4,785
7.000%, 05/04/2022		1,660,200	459
7.000%, 06/30/2032		11,905,300	3,106
6.250%, 11/26/2025		29,413,500	7,987
6.000%, 04/28/2028		29,906,500	7,691
5.750%, 11/03/2027		34,702,000	8,900
3.000%, 03/25/2033		1,507,400	1,099
Ecopetrol
6.875%, 04/29/2030		$492	594
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	595
7.625%, 09/10/2024		3,116,000	839
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	306
7.875%, 08/12/2024		884,000	240
Geopark
5.500%, 01/17/2027 (A)		$974	984
Gran Tierra Energy
7.750%, 05/23/2027 (A)		293	260
Grupo Aval
4.375%, 02/04/2030 (A)		812	803
Republic of Colombia
9.850%, 06/28/2027 (C)	COP	5,060,000	1,613
7.375%, 09/18/2037		$749	984
6.125%, 01/18/2041		2,378	2,813
5.625%, 02/26/2044		132	149
5.200%, 05/15/2049		1,060	1,161
5.000%, 06/15/2045		2,741	2,912
4.500%, 01/28/2026		581	634
4.500%, 03/15/2029		721	786
4.375%, 03/21/2023	COP	2,871,000	786
4.000%, 02/26/2024		$908	962
SierraCol Energy Andina
6.000%, 06/15/2028 (A)		672	680

			83,107

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045 (A)		665	693
7.158%, 03/12/2045		3,960	4,129
7.158%, 03/12/2045		500	521
7.000%, 04/04/2044		1,208	1,247
7.000%, 04/04/2044		230	238
6.125%, 02/19/2031 (C)		1,818	1,927
4.375%, 04/30/2025		393	406
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	220
Republic of Costa Rica
7.000%, 04/04/2044 (A)(C)		563	581

			9,962

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	650	$802
1.125%, 03/04/2033		452	532

			1,334

Czech Republic — 1.3%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	55,670	2,771
2.500%, 08/25/2028		78,720	3,833
2.400%, 09/17/2025		165,160	7,913
2.000%, 10/13/2033		46,630	2,201
1.200%, 03/13/2031		29,710	1,305
1.000%, 06/26/2026		45,580	2,051

			20,074

Dominican Republic — 1.5%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	305
8.900%, 02/15/2023 (A)		4,600	85
7.450%, 04/30/2044 (A)		$687	827
6.850%, 01/27/2045		2,091	2,363
6.600%, 01/28/2024		656	726
6.500%, 02/15/2048		3,121	3,405
6.400%, 06/05/2049		806	866
5.950%, 01/25/2027		259	291
5.875%, 04/18/2024 (A)		71	75
5.875%, 01/30/2060		2,782	2,772
5.875%, 01/30/2060 (A)		720	718
5.500%, 01/27/2025		949	1,042
5.300%, 01/21/2041		4,346	4,335
4.875%, 09/23/2032		424	437
4.875%, 09/23/2032 (A)		641	660
4.500%, 01/30/2030		3,319	3,394
4.500%, 01/30/2030 (A)		755	772

			23,073

Ecuador — 0.9%
Ecuador Government International Bond
9.365%, 07/31/2030 (C)(E)		292	161
6.699%, 07/31/2030 (A)(C)(E)		1,613	889
0.500%, 5.000%, 07/31/2021, 07/31/2030 (A)(B)		4,645	3,960
0.500%, 1.000%, 07/31/2021, 07/31/2035 (B)(C)		4,107	2,813
0.500%, 1.000%, 07/31/2021, 07/31/2035 (A)(B)		6,222	4,262
0.500%, 0.500%, 07/31/2021, 07/31/2040 (A)(B)(C)		1,585	981
0.500%, 0.500%, 07/31/2021, 07/31/2040 (B)		1,550	959

			14,025

4	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Egypt — 3.4%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	$300
14.556%, 10/13/2027		11,537	730
14.483%, 04/06/2026		19,047	1,209
14.406%, 07/07/2027		17,842	1,126
14.382%, 01/12/2031		9,502	592
14.292%, 01/05/2028		19,000	1,190
14.196%, 07/07/2023		21,779	1,389
14.060%, 01/12/2026		44,207	2,774
Egypt Government International Bond
18.000%, 11/06/2028		30,307	2,203
17.700%, 08/07/2025		29,457	2,059
16.300%, 04/09/2024		15,034	999
16.100%, 05/07/2029		14,920	1,007
15.900%, 07/02/2024		20,628	1,363
8.875%, 05/29/2050 (A)		$1,674	1,802
8.875%, 05/29/2050		300	323
8.700%, 03/01/2049 (A)		816	861
8.700%, 03/01/2049		600	633
7.903%, 02/21/2048 (A)		1,061	1,049
7.903%, 02/21/2048		762	753
7.625%, 05/29/2032 (A)		3,430	3,636
7.625%, 05/29/2032		4,332	4,592
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,970	3,093
8.150%, 11/20/2059 (A)		1,019	1,019
8.150%, 11/20/2059		277	277
7.500%, 02/16/2061		1,119	1,047
7.053%, 01/15/2032 (A)		547	560
6.375%, 04/11/2031	EUR	1,080	1,334
6.125%, 01/31/2022 (A)		$385	393
5.625%, 04/16/2030	EUR	732	871
4.750%, 04/11/2025 (A)		673	832
4.750%, 04/11/2025		457	565
4.750%, 04/16/2026		670	828
Egypt Treasury Bills (E)
13.346%, 10/05/2021	EGP	95,375	5,875
12.499%, 07/06/2021		88,125	5,610

			52,894

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$2,309	2,269
8.250%, 04/10/2032 (A)		200	189
Republic of El Salvador
8.625%, 02/28/2029		41	40
8.250%, 04/10/2032		1,259	1,193
7.750%, 01/24/2023		1,630	1,610
7.625%, 02/01/2041		527	464
7.125%, 01/20/2050		640	544

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 01/30/2025		$1,414	$1,304

			7,613

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		296	273

Gabon — 0.1%
Gabon Government International Bond
6.625%, 02/06/2031 (A)		613	617
Gabonese Republic
6.375%, 12/12/2024		1,084	1,154

			1,771

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026 (A)		979	994

Ghana — 1.4%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		5,311	957
19.000%, 11/02/2026		11,055	1,925
10.750%, 10/14/2030		$2,404	3,035
8.950%, 03/26/2051 (A)		1,443	1,425
8.875%, 05/07/2042 (A)		426	430
8.875%, 05/07/2042		1,286	1,298
8.750%, 03/11/2061 (A)		77	74
8.750%, 03/11/2061		693	665
8.627%, 06/16/2049 (A)		593	570
8.625%, 04/07/2034		2,500	2,579
7.875%, 03/26/2027 (A)		653	690
7.875%, 02/11/2035		1,114	1,097
7.750%, 04/07/2029		870	888
7.625%, 05/16/2029		995	1,006
7.625%, 05/16/2029 (A)		908	918
6.375%, 02/11/2027		1,016	1,021
6.375%, 02/11/2027 (A)		451	453
Republic of Ghana
8.125%, 01/18/2026 (A)		420	453
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	346
19.250%, 12/18/2023		5,450	975
Tullow Oil (A)
10.250%, 05/15/2026		$810	850
7.000%, 03/01/2025		783	694

			22,349

Guatemala — 0.2%
Guatemala Government Bond
6.125%, 06/01/2050		609	745
5.375%, 04/24/2032		281	326
4.900%, 06/01/2030		1,164	1,309

SEI Institutional International Trust / Quarterly Report / June 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.500%, 05/03/2026		$649	$711

			3,091

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	356
5.625%, 06/24/2030 (A)		736	770
5.625%, 06/24/2030		299	313

			1,439

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		757	789

Hungary — 1.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	2,135
5.500%, 06/24/2025		338,870	1,301
4.000%, 04/28/2051		124,570	465
3.250%, 10/22/2031		794,110	2,839
3.000%, 06/26/2024		285,900	1,004
3.000%, 10/27/2027		984,150	3,473
3.000%, 08/21/2030		727,940	2,563
3.000%, 10/27/2038		138,140	454
2.750%, 12/22/2026		910,960	3,174
2.250%, 04/20/2033		112,880	358
1.500%, 04/22/2026		188,890	622
Hungary Government International Bond
5.750%, 11/22/2023		$66	74
1.750%, 06/05/2035	EUR	265	333
1.500%, 11/17/2050		255	281
Republic of Hungary
5.375%, 02/21/2023		$696	752

			19,828

India — 0.3%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		540	538
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,060	1,077
2.250%, 01/13/2031		615	569
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277% (A)(G)		275	295
Power Finance MTN
3.950%, 04/23/2030 (A)		569	585
Vedanta Resources
7.125%, 05/31/2023		200	185
6.375%, 07/30/2022		350	345
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	313

			3,907

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Indonesia — 6.6%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		$257	$333
5.800%, 05/15/2050 (A)(C)		1,165	1,375
5.710%, 11/15/2023 (A)		618	682
4.750%, 05/15/2025 (A)		240	265
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	42,750,000	3,413
8.500%, 10/12/2035		$1,359	2,174
8.375%, 03/15/2024	IDR	20,173,000	1,519
8.375%, 04/15/2039		72,056,000	5,501
8.250%, 05/15/2029		68,743,000	5,279
8.250%, 06/15/2032		12,030,000	924
8.250%, 05/15/2036		66,108,000	4,995
8.125%, 05/15/2024		77,129,000	5,801
7.750%, 01/17/2038		$1,797	2,717
7.500%, 08/15/2032	IDR	26,770,000	1,945
7.500%, 05/15/2038		58,662,000	4,141
7.000%, 05/15/2022		40,233,000	2,860
7.000%, 05/15/2027		66,663,000	4,869
6.625%, 05/15/2033		24,323,000	1,669
6.125%, 05/15/2028		9,066,000	625
5.625%, 05/15/2023		1,885,000	133
5.250%, 01/08/2047 (A)		$170	216
3.500%, 01/11/2028		1,913	2,088
2.850%, 02/14/2030		2,352	2,438
1.400%, 10/30/2031	EUR	195	235
1.100%, 03/12/2033		380	440
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,985	3,717
5.125%, 01/15/2045		210	260
4.625%, 04/15/2043		880	1,018
3.750%, 06/14/2028	EUR	307	432
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	62,105,000	4,933
8.375%, 03/15/2034		121,065,000	9,232
7.500%, 06/15/2035		26,096,000	1,858
7.500%, 04/15/2040		21,439,000	1,513
7.000%, 09/15/2030		44,210,000	3,148
6.500%, 06/15/2025		58,731,000	4,246
6.500%, 02/15/2031		12,708,000	869
5.500%, 04/15/2026		81,000,000	5,605
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	480
Pertamina Persero
2.300%, 02/09/2031 (A)		1,375	1,315
1.400%, 02/09/2026		916	897
Pertamina Persero MTN
6.450%, 05/30/2044		529	689
3.650%, 07/30/2029 (A)		1,035	1,103

6	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	$798
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$657	829
6.150%, 05/21/2048		250	316
4.375%, 02/05/2050 (A)		265	271
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,135	2,385
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
3.000%, 06/30/2030		565	566

			103,117

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,443	1,396

Israel — 0.9%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		431	441
Bank of Israel Bill - Makam
0.000%, 09/02/2021 (E)	ILS	17,225	5,286
Israel Treasury Bills MOF
0.000%, 08/31/2021 (E)		1,925	591
Leviathan Bond (A)
6.750%, 06/30/2030		$394	444
6.500%, 06/30/2027 (C)		959	1,065
State of Israel
4.500%, 04/03/2120		4,523	5,710

			13,537

Ivory Coast — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,169	1,512
6.625%, 03/22/2048		2,469	3,067
6.625%, 03/22/2048		481	598
5.875%, 10/17/2031		1,929	2,459
5.875%, 10/17/2031 (A)		205	261
5.750%, 12/31/2032		$885	886
5.250%, 03/22/2030	EUR	299	370
4.875%, 01/30/2032		463	548

			9,701

Jamaica — 0.1%
Digicel International Finance (A)
8.750%, 05/25/2024		$530	552
8.750%, 05/25/2024		435	453

			1,005

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		228	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.375%, 10/10/2047	$142	$149
5.850%, 07/07/2030 (A)	1,498	1,558
4.950%, 07/07/2025	1,300	1,349

		3,296

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022	770	802
Development Bank of Kazakhstan JSC
2.950%, 05/06/2031 (A)	995	990
Kazakhstan Government International Bond
4.875%, 10/14/2044	710	891
4.875%, 10/14/2044 (A)	318	399
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	1,587	2,101
5.750%, 04/19/2047 (A)	2,052	2,562
5.750%, 04/19/2047	63	79
5.375%, 04/24/2030 (A)	984	1,176
5.375%, 04/24/2030	3,728	4,456
4.750%, 04/24/2025 (A)	732	820
3.500%, 04/14/2033	1,832	1,899
KazTransGas JSC
4.375%, 09/26/2027	1,205	1,338
4.375%, 09/26/2027 (A)	165	183
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)	450	458
2.625%, 08/15/2025	1,071	1,099

		19,253

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048	1,154	1,269
8.250%, 02/28/2048 (A)	654	719
8.000%, 05/22/2032	639	719
7.000%, 05/22/2027	1,394	1,530
6.300%, 01/23/2034 (A)	2,333	2,327
6.300%, 01/23/2034	341	340

		6,904

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	222	274
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832% (A)(G)	513	535

		809

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (D)	4,532	567
8.200%, 05/17/2033 (D)	2,700	343
6.650%, 04/22/2024 (D)	2,250	282
6.000%, 01/27/2023 (D)	560	71

SEI Institutional International Trust / Quarterly Report / June 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (D)		$1,073	$134
7.000%, 03/20/2028 (D)		1,850	231
6.850%, 05/25/2029 (D)		387	49
6.650%, 02/26/2030 (D)		1,225	154
6.600%, 11/27/2026 (D)		2,201	274
6.400%, 05/26/2023 (D)		1,555	196
6.100%, 10/04/2022 (D)		1,777	227
6.100%, 10/04/2022 (D)		569	72

			2,600

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)		403	440

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		371	397
6.000%, 07/15/2025		142	149

			546

Macedonia — 0.0%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	296	346

Malaysia — 6.1%
1MDB Energy
5.990%, 05/11/2022		$1,000	1,035
1MDB Global Investments
4.400%, 03/09/2023		4,000	4,031
4.400%, 03/09/2023		7,400	7,457
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	288
4.935%, 09/30/2043		2,200	578
4.921%, 07/06/2048		1,768	455
4.893%, 06/08/2038		800	209
4.642%, 11/07/2033		500	131
4.392%, 04/15/2026		3,480	902
4.254%, 05/31/2035		3,300	828
4.232%, 06/30/2031		1,200	310
4.181%, 07/15/2024		20,513	5,206
4.160%, 07/15/2021		20	5
4.065%, 06/15/2050		3,719	860
4.059%, 09/30/2024		8,576	2,173
3.955%, 09/15/2025		30,757	7,820
3.906%, 07/15/2026		16,152	4,108
3.900%, 11/30/2026		2,006	510
3.899%, 11/16/2027		3,026	768
3.885%, 08/15/2029		24,960	6,318
3.882%, 03/10/2022		4,459	1,089
3.828%, 07/05/2034		26,509	6,358

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.800%, 08/17/2023	MYR	31,953	$7,982
3.795%, 09/30/2022		3,200	790
3.757%, 04/20/2023		14,611	3,631
3.757%, 05/22/2040		9,482	2,147
3.733%, 06/15/2028		19,541	4,915
3.620%, 11/30/2021		4,183	1,015
3.502%, 05/31/2027		7,185	1,788
3.480%, 03/15/2023		9,914	2,449
3.478%, 06/14/2024		6,160	1,534
3.418%, 08/15/2022		10,450	2,562
2.632%, 04/15/2031		12,463	2,835
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	312
4.119%, 11/30/2034		5,564	1,359
4.070%, 09/30/2026		6,500	1,663
Malaysia Wakala Sukuk
2.070%, 04/28/2031 (A)		$1,230	1,240
Petronas Capital MTN
4.550%, 04/21/2050		1,718	2,115
3.500%, 04/21/2030		2,200	2,410
2.480%, 01/28/2032 (A)		2,540	2,552

			94,738

Mauritius — 0.0%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		496	500

Mexico — 6.5%
America Movil
7.125%, 12/09/2024	MXN	18,110	905
Axtel
6.375%, 11/14/2024 (A)		$713	738
Banco Mercantil del Norte (A)(G)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		476	538
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		609	655
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	1,012
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		844	842
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		414	470
Cemex (A)
5.450%, 11/19/2029		750	825

8	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.534% (G)		$200	$206
3.875%, 07/11/2031		572	581
Cometa Energia
6.375%, 04/24/2035 (A)		216	248
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,901
5.750%, 02/14/2042 (A)		$500	554
4.750%, 02/23/2027 (A)		458	511
3.348%, 02/09/2031 (A)		391	388
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		191	202
Industrias Penoles
5.650%, 09/12/2049 (A)		359	430
Mexican Bonos
8.000%, 11/07/2047	MXN	61,317	3,244
7.750%, 11/23/2034		46,960	2,489
7.750%, 11/13/2042		76,027	3,920
7.500%, 06/03/2027		136,525	7,146
6.500%, 06/09/2022		8,698	441
5.750%, 03/05/2026		87,650	4,280
Mexican Bonos, Ser M20
10.000%, 12/05/2024		194,015	10,882
8.500%, 05/31/2029		7,575	419
8.000%, 12/07/2023		30,252	1,592
7.750%, 05/29/2031		54,563	2,893
Mexican Bonos, Ser M30
8.500%, 11/18/2038		161,516	8,946
Mexico Cetes
4.003%, 07/01/2021 (E)		349,787	1,757
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	725
Mexico Government International Bond
5.000%, 04/27/2051		1,632	1,852
4.280%, 08/14/2041		2,523	2,648
3.771%, 05/24/2061		1,331	1,237
2.659%, 05/24/2031		4,445	4,342
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,446	1,727
4.750%, 03/08/2044		386	426
Minera Mexico
4.500%, 01/26/2050 (A)		627	701
Orbia Advance
6.750%, 09/19/2042 (A)		538	706
Petroleos Mexicanos
9.500%, 09/15/2027		280	333
9.500%, 09/15/2027		169	201
7.690%, 01/23/2050 (A)		975	938
7.690%, 01/23/2050		410	395
7.470%, 11/12/2026	MXN	15,660	705

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.190%, 09/12/2024	MXN	45,182	$2,144
6.950%, 01/28/2060		$890	788
6.950%, 01/28/2060 (A)		864	765
6.875%, 10/16/2025		213	236
6.840%, 01/23/2030		2,693	2,775
6.625%, 06/15/2035		4,965	4,795
6.500%, 01/23/2029 (A)		785	807
6.500%, 06/02/2041		201	180
6.350%, 02/12/2048		981	836
6.350%, 02/12/2048		678	578
6.350%, 02/12/2048 (A)		430	366
5.950%, 01/28/2031 (A)		540	525
5.950%, 01/28/2031		1,490	1,448
5.950%, 01/28/2031		2,082	2,023
5.625%, 01/23/2046		253	206
5.350%, 02/12/2028		908	893
5.350%, 02/12/2028 (A)		279	274
Petroleos Mexicanos MTN
6.875%, 08/04/2026		713	779
6.750%, 09/21/2047		3,710	3,283
6.750%, 09/21/2047		553	489
4.875%, 02/21/2028	EUR	755	908

			101,049

Mongolia — 0.3%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		$784	844
Mongolia Government International Bond
5.125%, 04/07/2026		381	406
4.450%, 07/07/2031 (A)		415	405
3.500%, 07/07/2027 (A)		415	408
3.500%, 07/07/2027		300	295
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	2,244
5.125%, 12/05/2022		500	520

			5,122

Morocco — 0.3%
Morocco Government International Bond
4.000%, 12/15/2050		1,049	970
3.000%, 12/15/2032		3,403	3,282
2.375%, 12/15/2027		745	732
OCP
3.750%, 06/23/2031 (A)		202	204

			5,188

Mozambique — 0.1%
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (A)(B)		2,503	2,117

SEI Institutional International Trust / Quarterly Report / June 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.000%, 9.000%, 09/15/2023, 09/15/2031 (B)	$200	$169

		2,286

Netherlands — 0.1%
Minejesa Capital BV (A)
5.625%, 08/10/2037	297	321
4.625%, 08/10/2030	386	409
VEON Holdings BV
3.375%, 11/25/2027 (A)	549	552

		1,282

Nigeria — 0.7%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)	299	324
Nigeria Government International Bond
9.248%, 01/21/2049	322	367
8.747%, 01/21/2031	957	1,086
8.747%, 01/21/2031 (A)	535	607
7.875%, 02/16/2032 (A)	723	778
7.875%, 02/16/2032	2,491	2,681
7.696%, 02/23/2038	2,619	2,683
7.696%, 02/23/2038 (A)	601	616
7.143%, 02/23/2030	682	719
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	667	707
6.500%, 11/28/2027	130	138

		10,706

Oman — 1.1%
Oman Government International Bond
7.375%, 10/28/2032 (A)	1,181	1,348
7.000%, 01/25/2051 (A)	448	455
7.000%, 01/25/2051	200	203
6.750%, 10/28/2027	3,535	3,959
6.750%, 01/17/2048	3,079	3,060
6.750%, 01/17/2048 (A)	808	803
6.250%, 01/25/2031 (A)	954	1,024
6.250%, 01/25/2031	793	851
4.750%, 06/15/2026	900	933
Oman Government International Bond MTN (A)
6.000%, 08/01/2029	1,051	1,117
4.875%, 02/01/2025	717	751
Oman Sovereign Sukuk
4.875%, 06/15/2030 (A)	1,475	1,513
OQ SAOC MTN
5.125%, 05/06/2028 (A)	273	274
Oryx Funding Ltd
5.800%, 02/03/2031 (A)	204	215

		16,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	$1,000	$1,106
7.875%, 03/31/2036	200	205
Pakistan Government International Bond MTN (A)
7.375%, 04/08/2031	1,094	1,125
6.000%, 04/08/2026	1,209	1,224
Third Pakistan International Sukuk
5.500%, 10/13/2021	737	741

		4,401

Panama — 1.4%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)	1,372	1,491
5.625%, 05/18/2036	555	596
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	492	514
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	791	766
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)	677	711
Cable Onda
4.500%, 01/30/2030 (A)	208	219
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	705
Panama Bonos del Tesoro
3.362%, 06/30/2031	1,853	1,849
Panama Government International Bond
4.500%, 04/16/2050	2,558	2,901
2.252%, 09/29/2032	5,299	5,079
Republic of Panama
9.375%, 04/01/2029	804	1,189
8.125%, 04/28/2034	478	687
4.500%, 04/01/2056	444	502
3.870%, 07/23/2060	1,290	1,316
3.750%, 03/16/2025	1,109	1,204
3.160%, 01/23/2030	1,762	1,848

		21,577

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028	282	280
8.375%, 10/04/2028 (A)	275	273

		553

Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd
2.471%, 06/05/2034 (E)	1,666	1,229
Paraguay Government International Bond
6.100%, 08/11/2044	1,010	1,255
5.400%, 03/30/2050	571	666
4.950%, 04/28/2031	540	620

10	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.739%, 01/29/2033		$674	$655

			4,425

Peru — 2.1%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		263	335
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,040
Inkia Energy
5.875%, 11/09/2027 (A)		$359	370
Kallpa Generacion (A)
4.875%, 05/24/2026		263	277
4.125%, 08/16/2027		936	960
Minsur
6.250%, 02/07/2024		317	339
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,782
Peru Government Bond
5.350%, 08/12/2040	PEN	708	163
5.200%, 09/12/2023		800	228
Peruvian Government International Bond
8.200%, 08/12/2026		15	5
8.200%, 08/12/2026		3,397	1,101
6.950%, 08/12/2031		2,515	737
6.950%, 08/12/2031		154	45
6.900%, 08/12/2037		1,944	538
6.850%, 02/12/2042		613	165
6.350%, 08/12/2028		5,940	1,735
6.350%, 08/12/2028		1,570	458
6.350%, 08/12/2028 (A)		1,465	428
6.350%, 08/12/2028		346	101
6.150%, 08/12/2032		4,466	1,222
5.940%, 02/12/2029		367	105
5.700%, 08/12/2024 (A)		4,932	1,434
5.400%, 08/12/2034		4,002	988
5.400%, 08/12/2034		1,243	307
3.230%, 07/28/2121		$1,961	1,718
2.783%, 01/23/2031		1,785	1,818
1.250%, 03/11/2033	EUR	2,088	2,407
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	978
5.625%, 06/19/2047		5,577	5,945
4.750%, 06/19/2032		1,569	1,647
4.750%, 06/19/2032 (A)		1,201	1,261
Republic of Peru
3.750%, 03/01/2030	EUR	200	284

			31,921

Philippines — 0.9%
Philippine Government International Bond
5.000%, 01/13/2037		$519	652
3.900%, 11/26/2022	PHP	45,000	928
3.750%, 01/14/2029		$982	1,112

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.700%, 03/01/2041		$1,340	$1,450
3.200%, 07/06/2046		1,090	1,091
3.000%, 02/01/2028		262	283
2.950%, 05/05/2045		1,752	1,690
2.650%, 12/10/2045		1,624	1,501
2.457%, 05/05/2030		647	672
1.950%, 01/06/2032		1,702	1,676
1.750%, 04/28/2041	EUR	402	472
1.648%, 06/10/2031 (C)		$1,928	1,861

			13,388

Poland — 1.5%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,530	2,617
3.250%, 07/25/2025	PLN	6,568	1,878
2.750%, 04/25/2028		8,263	2,353
2.750%, 10/25/2029		10,483	3,015
2.500%, 01/25/2023		2,743	746
2.500%, 04/25/2024		8,185	2,264
2.500%, 07/25/2026		11,843	3,298
2.500%, 07/25/2027		6,708	1,875
1.250%, 10/25/2030		15,616	3,971
0.750%, 04/25/2025		3,311	866

			22,883

Qatar — 1.8%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	367
Qatar Government International Bond
5.103%, 04/23/2048 (A)		2,408	3,197
5.103%, 04/23/2048		567	753
4.817%, 03/14/2049 (A)		1,036	1,333
4.817%, 03/14/2049		3,037	3,906
4.400%, 04/16/2050 (A)		1,155	1,406
4.400%, 04/16/2050		725	882
4.000%, 03/14/2029 (A)		985	1,134
4.000%, 03/14/2029		267	307
3.750%, 04/16/2030		2,841	3,214
Qatar Petroleum (A)
3.300%, 07/12/2051		2,484	2,484
3.125%, 07/12/2041		1,192	1,188
2.250%, 07/12/2031		3,226	3,192
1.375%, 09/12/2026		4,000	3,996
State of Qatar
6.400%, 01/20/2040 (A)		547	801

			28,160

Romania — 1.8%
Government of Romania
5.850%, 04/26/2023	RON	1,720	441
Government of Romania MTN
6.125%, 01/22/2044		$398	544
Romania Government Bond
4.850%, 04/22/2026	RON	1,945	511

SEI Institutional International Trust / Quarterly Report / June 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 10/11/2034	RON	870	$224
4.400%, 09/25/2023		790	199
4.150%, 01/26/2028		9,880	2,531
4.000%, 10/25/2023		3,430	856
3.650%, 07/28/2025		17,295	4,324
3.650%, 09/24/2031		5,510	1,340
3.250%, 06/24/2026		2,360	580
Romanian Government International Bond
5.000%, 02/12/2029		8,095	2,182
4.250%, 06/28/2023		2,730	682
3.000%, 02/14/2031		$1,338	1,386
2.750%, 04/14/2041 (A)	EUR	380	447
Romanian Government International Bond MTN
6.750%, 02/07/2022		$1,064	1,104
6.125%, 01/22/2044 (A)		468	639
4.625%, 04/03/2049	EUR	1,568	2,353
4.125%, 03/11/2039		822	1,153
3.875%, 10/29/2035		330	459
3.375%, 02/08/2038 (A)		241	313
3.375%, 01/28/2050		2,100	2,653
2.875%, 03/11/2029		215	282
2.500%, 02/08/2030 (A)		657	836
2.124%, 07/16/2031		158	193
2.000%, 01/28/2032		400	479
2.000%, 04/14/2033		530	623

			27,334

Russia — 5.1%
Gazprom OAO Via Gaz Capital (A)
5.150%, 02/11/2026		$2,673	3,006
4.950%, 02/06/2028		640	715
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264% (A)(G)		774	807
Gtlk Europe Capital DAC
4.650%, 03/10/2027		596	623
GTLK Europe Capital DAC
4.949%, 02/18/2026		718	765
Rusal Capital DAC
5.125%, 02/02/2022		860	867
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	2,671
8.150%, 02/03/2027		821,910	11,892
7.950%, 10/07/2026		267,449	3,827
7.700%, 03/23/2033		151,607	2,176
7.700%, 03/16/2039		54,617	791
7.650%, 04/10/2030		7,375	105
7.250%, 05/10/2034		354,014	4,913
7.100%, 10/16/2024		151,477	2,092
7.050%, 01/19/2028		488,300	6,726

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 08/16/2023	RUB	219,831	$3,026
6.900%, 05/23/2029		403,763	5,505
6.000%, 10/06/2027		16,284	212
4.500%, 07/16/2025		577,868	7,265
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		517,492	6,946
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$2	2
5.875%, 09/16/2043		1,800	2,401
5.250%, 06/23/2047		1,000	1,256
5.100%, 03/28/2035		4,400	5,230
4.375%, 03/21/2029 (C)		4,400	4,956
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	684
6.800%, 11/22/2025 (A)		150	177

			79,636

Saudi Arabia — 1.0%
Global Sukuk (A)
1.602%, 06/17/2026 (C)		1,680	1,679
0.946%, 06/17/2024		1,830	1,828
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	1,029
4.250%, 04/16/2039		160	179
Saudi Government International Bond
5.250%, 01/16/2050		680	890
5.250%, 01/16/2050 (A)		652	853
4.375%, 04/16/2029 (A)		639	740
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		200	252
4.625%, 10/04/2047 (A)		781	931
4.500%, 04/17/2030 (A)		463	545
4.500%, 10/26/2046		580	679
4.500%, 10/26/2046 (A)		423	495
3.250%, 10/26/2026 (A)		1,884	2,052
3.250%, 10/22/2030		1,834	1,974
3.250%, 10/22/2030 (A)		762	820
2.250%, 02/02/2033 (A)		1,199	1,165

			16,111

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,622	1,635
5.375%, 06/08/2037 (A)	EUR	396	462
5.375%, 06/08/2037		268	313
4.750%, 03/13/2028 (A)		113	140

			2,550

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		320	422
2.125%, 12/01/2030		$917	869
1.650%, 03/03/2033	EUR	270	313
1.500%, 06/26/2029		1,584	1,892

12	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	38,770	$468
4.500%, 01/11/2026		27,640	305

			4,269

South Africa — 6.0%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		$2,948	3,110
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		353	399
7.500%, 09/15/2033	ZAR	35,200	1,870
6.750%, 08/06/2023 (A)		$1,063	1,110
6.750%, 08/06/2023		846	883
Republic of South Africa
10.500%, 12/21/2026	ZAR	159,722	12,715
9.000%, 01/31/2040		62,829	3,863
8.875%, 02/28/2035		157,020	9,982
8.750%, 01/31/2044		123,142	7,308
8.750%, 02/28/2048		163,191	9,673
8.500%, 01/31/2037		188,228	11,332
8.250%, 03/31/2032		109,286	6,989
8.000%, 01/31/2030		88,000	5,844
7.000%, 02/28/2031		51,041	3,067
6.500%, 02/28/2041		19,088	898
6.300%, 06/22/2048 (C)		$1,664	1,816
6.250%, 03/31/2036	ZAR	68,414	3,399
5.875%, 09/16/2025		$790	892
5.750%, 09/30/2049		3,193	3,263
5.650%, 09/27/2047		386	393
5.000%, 10/12/2046		357	338
4.850%, 09/27/2027		420	451
4.850%, 09/30/2029		2,096	2,223
Sasol Financing USA
6.500%, 09/27/2028		360	405
4.375%, 09/18/2026		351	363
SASOL Financing USA
5.875%, 03/27/2024		442	472

			93,058

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	22,400,000	1,564
7.250%, 12/07/2024		700,000	51
Korea Expressway Corp
1.125%, 05/17/2026		$367	365
Korea International Bond
1.000%, 09/16/2030 (C)		791	750

			2,730

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		975	1,088

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Sri Lanka — 0.8%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,598	$1,007
7.550%, 03/28/2030		3,079	1,918
6.850%, 03/14/2024		512	353
6.850%, 11/03/2025		1,339	890
6.825%, 07/18/2026 (A)		909	577
6.825%, 07/18/2026		500	318
6.750%, 04/18/2028		3,312	2,051
6.750%, 04/18/2028 (A)		5,097	3,156
6.350%, 06/28/2024 (A)		864	590
6.200%, 05/11/2027		1,186	726
5.875%, 07/25/2022 (A)		308	259

			11,845

Supra-National — 0.7%
Africa Finance
2.875%, 04/28/2028 (A)		2,759	2,767
African Export-Import Bank (A)
3.798%, 05/17/2031		200	205
2.634%, 05/17/2026		766	776
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	382
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	962
4.700%, 10/22/2031		683	738
2.750%, 01/22/2033	EUR	204	253
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	670
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	3,240
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		10,914,700	754

			10,747

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$229	236

Thailand — 2.3%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	119
3.775%, 06/25/2032		181,773	6,726
3.650%, 06/20/2031		78,000	2,844
3.625%, 06/16/2023		30,000	992
3.400%, 06/17/2036		207,584	7,364
3.300%, 06/17/2038		79,072	2,779
2.875%, 12/17/2028		62,796	2,165
2.875%, 06/17/2046		3,431	112
2.400%, 12/17/2023		88,000	2,869

SEI Institutional International Trust / Quarterly Report / June 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.125%, 12/17/2026	THB	15,000	$497
2.000%, 12/17/2031		66,700	2,123
1.875%, 06/17/2022		20,000	632
1.600%, 12/17/2029		7,000	219
1.600%, 06/17/2035		27,023	788
1.585%, 12/17/2035		31,515	910
1.450%, 12/17/2024		85,200	2,733
1.250%, 03/12/2028		434	13
0.950%, 06/17/2025		67,000	2,112

			35,997

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$264	278
4.375%, 01/16/2024 (C)		1,022	1,076

			1,354

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	622	681
5.625%, 02/17/2024		496	548

			1,229

Turkey — 2.1%
Export Credit Bank of Turkey (A)
6.125%, 05/03/2024		$247	255
5.375%, 10/24/2023		1,033	1,061
5.000%, 09/23/2021		538	541
Hazine Mustesarligi Varlik Kiralama (A)
5.800%, 02/21/2022 (C)		1,479	1,506
5.125%, 06/22/2026		1,442	1,441
QNB Finansbank
6.875%, 09/07/2024 (A)		613	663
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,082
Turkey Government Bond
12.600%, 10/01/2025	TRY	33,198	3,260
11.700%, 11/13/2030		4,073	361
9.000%, 05/04/2022		3,294	355
Turkey Government International Bond
10.600%, 02/11/2026		13,916	1,255
7.250%, 12/23/2023		$1,061	1,144
6.875%, 03/17/2036		2,482	2,506
6.375%, 10/14/2025		200	209
6.350%, 08/10/2024		294	308
6.000%, 01/14/2041		308	278
5.950%, 01/15/2031		4,210	4,122
5.875%, 06/26/2031		1,788	1,735
5.750%, 03/22/2024		200	207
5.750%, 05/11/2047		883	754
5.125%, 02/17/2028		442	429
4.875%, 10/09/2026		2,032	1,987

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.750%, 01/26/2026		$4,362	$4,289
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	555
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		379	388
Ulker Biskuvi Sanayi
6.950%, 10/30/2025		871	945
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(C)		429	441

			32,077

Uganda — 0.2%
Republic of Uganda Government Bonds
17.000%, 04/03/2031	UGX	8,240,600	2,707

Ukraine — 2.4%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		$990	1,023
7.125%, 07/19/2024	EUR	720	886
State Agency of Roads of Ukraine
6.250%, 06/24/2028		$2,409	2,406
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,763
16.000%, 08/11/2021		148,624	5,489
15.840%, 02/26/2025		66,553	2,656
9.750%, 11/01/2028 (A)		$375	447
9.750%, 11/01/2028		1,111	1,323
8.994%, 02/01/2024		827	916
7.750%, 09/01/2024 (A)		131	143
7.750%, 09/01/2025 (A)		2,103	2,302
7.750%, 09/01/2026 (A)		169	186
7.750%, 09/01/2026		1,653	1,824
7.750%, 09/01/2027		2,152	2,367
7.750%, 09/01/2027 (A)		223	245
7.375%, 09/25/2032		4,101	4,310
7.253%, 03/15/2033		743	774
7.253%, 03/15/2033 (A)		297	309
6.876%, 05/21/2029		1,725	1,790
6.750%, 06/20/2026	EUR	1,299	1,680
3.000%, 05/31/2040 (A)(F)		$2,206	2,614
1.258%, 05/31/2040 (F)		410	486
Ukreximbank Via Biz Finance
9.750%, 01/22/2025		272	291

			37,230

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		3,268	3,852
4.600%, 11/02/2047		330	389
3.650%, 11/02/2029 (A)		207	230
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		824	982

14	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		$260	$299
1.625%, 06/02/2028 (A)		2,338	2,329
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	562
DP World MTN (A)
6.850%, 07/02/2037		210	284
5.625%, 09/25/2048		439	548
4.700%, 09/30/2049		134	148
DP World Crescent MTN
4.848%, 09/26/2028		475	546
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (G)		877	964
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	552
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,627	1,491
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)		593	589
2.940%, 09/30/2040		3,622	3,595
2.625%, 03/31/2036 (A)		580	569
2.625%, 03/31/2036		261	256
2.160%, 03/31/2034		1,286	1,262
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,105	1,286
MDGH - GMTN BV MTN
3.950%, 05/21/2050		200	228
3.700%, 11/07/2049 (A)		711	776
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	386

			22,123

United Kingdom — 0.2%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	20,797,000	1,588
8.250%, 05/18/2029		14,336,000	1,101

			2,689

United States — 0.5%
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035		41,500,000	2,955
7.000%, 09/18/2030 (F)		57,637,000	4,105
Sagicor Financial
5.300%, 05/13/2028 (A)		$520	538

			7,598

Uruguay — 0.7%
Republic of Uruguay
4.375%, 12/15/2028	UYU	9,530	259

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	53,504	$1,262
4.975%, 04/20/2055		$661	852
4.375%, 10/27/2027		2,310	2,653
4.375%, 01/23/2031 (C)		5,111	5,947

			10,973

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		833	931
3.700%, 11/25/2030 (A)		524	521
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		727	731

			2,183

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (D)		1,000	42
9.000%, 11/17/2021 (C)(D)		4,300	185
6.000%, 05/16/2024 (D)		10,192	433
6.000%, 05/16/2024 (D)		7,785	331
6.000%, 11/15/2026 (D)		13,215	562
5.500%, 04/12/2037 (D)		1,740	74
5.375%, 04/12/2027 (D)		4,563	194
Venezuela Government International Bond
9.250%, 09/15/2027 (D)		2,300	239
9.250%, 05/07/2028 (D)		2,941	301
8.250%, 10/13/2024 (D)		3,304	340
7.750%, 10/13/2019 (D)		3,976	408

			3,109

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,111	1,114

Zambia — 0.3%
First Quantum Minerals (A)
7.500%, 04/01/2025		404	419
6.875%, 03/01/2026		403	422
6.875%, 10/15/2027		529	577
Zambia Government Bond
13.000%, 01/25/2031	ZMW	30,744	584
Zambia Government International Bond
8.970%, 07/30/2027 (A)		$957	600
8.970%, 07/30/2027 (D)		625	392
5.375%, 09/20/2022 (C)(D)		3,226	2,023
5.375%, 09/20/2022 (A)(D)		299	188

			5,205

Total Global Bonds (Cost $1,480,065) ($ Thousands)			1,471,873

SEI Institutional International Trust / Quarterly Report / June 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.030% **†(H)	25,120,248	$25,125

Total Affiliated Partnership (Cost $25,123) ($ Thousands)		25,125

Total Investments in Securities — 96.3% (Cost $1,505,188) ($ Thousands)		$1,496,998

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R2040 Bond Future	229	Aug-2021	$1,489	$1,404	$(2)
R213 Bond Future	837	Aug-2021	5,519	5,194	(22)
U.S. 2-Year Treasury Note	16	Oct-2021	3,531	3,525	(6)
U.S. 5-Year Treasury Note	45	Oct-2021	5,563	5,554	(9)
U.S. 10-Year Treasury Note	117	Sep-2021	15,430	15,503	73
U.S. Ultra Long Treasury Bond	52	Sep-2021	9,587	10,020	433

			41,119	41,200	467

Short Contracts
90-Day Euro$	(51)	Dec-2023	$(12,619)	$(12,607)	$13
Euro-Bob	(35)	Sep-2021	(5,740)	(5,568)	(7)
Euro-Bund	(106)	Sep-2021	(22,245)	(21,698)	(158)
Euro-Buxl	(37)	Sep-2021	(9,047)	(8,918)	(157)
Korea 10-Year Bond	(29)	Sep-2021	(3,271)	(3,239)	1
U.S. Long Treasury Bond	(9)	Sep-2021	(1,409)	(1,447)	(38)

			(54,331)	(53,477)	(346)

			$(13,212)	$(12,277)	$121

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/06/21	USD	1,047	EUR	880	$(3)
Barclays PLC	07/06/21	EUR	2,093	PLN	9,520	19
Barclays PLC	09/22/21	USD	549	TRY	5,038	7
Barclays PLC	09/15/21	USD	5,983	TRY	53,505	(49)
Barclays PLC	09/15/21	USD	9,094	MXN	183,141	17
Barclays PLC	09/15/21	USD	10,041	MXN	200,103	(85)
Barclays PLC	09/15/21	MXN	24,353	USD	1,170	(42)
Barclays PLC	09/15/21	ZAR	182,749	USD	13,252	571
Barclays PLC	09/15/21	COP	10,659,568	USD	2,967	121
Citigroup	07/01/21	USD	1,298	THB	41,337	(9)
Citigroup	07/01/21 - 09/15/21	THB	327,946	USD	10,496	265
Citigroup	07/02/21	CNY	8,462	USD	1,327	17
Citigroup	07/02/21	USD	10,367	BRL	55,956	784
Citigroup	08/03/21	USD	8,567	BRL	42,187	(186)
Citigroup	07/06/21	USD	1,291	ZAR	18,839	28
Citigroup	07/06/21 - 09/15/21	USD	3,604	ZAR	50,184	(112)
Citigroup	07/06/21 - 09/15/21	EUR	5,265	USD	6,297	47
Citigroup	07/06/21	ZAR	5,429	USD	394	14

16	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/06/21	EUR	5,540	PLN	25,277	$70
Citigroup	07/06/21 - 07/07/21	EUR	2,435	PLN	10,879	(29)
Citigroup	07/07/21	PLN	9,945	EUR	2,206	4
Citigroup	07/06/21	PLN	10,163	EUR	2,220	(37)
Citigroup	07/09/21	USD	1,206	TWD	33,279	(11)
Citigroup	07/09/21	USD	1,074	INR	80,938	14
Citigroup	09/16/21	USD	2,665	INR	197,196	(36)
Citigroup	07/09/21	USD	3,860	CNY	25,427	74
Citigroup	09/15/21	USD	4,234	CNY	27,201	(44)
Citigroup	07/09/21	INR	93,538	USD	1,229	(28)
Citigroup	07/12/21	USD	2,498	SGD	3,306	(38)
Citigroup	07/12/21	SGD	3,313	USD	2,475	10
Citigroup	07/15/21 - 10/27/21	EGP	94,184	USD	5,817	(88)
Citigroup	07/16/21	USD	1,249	KRW	1,394,031	(13)
Citigroup	07/16/21 - 09/15/21	USD	6,208	PEN	24,163	122
Citigroup	07/16/21	RUB	308,649	USD	4,222	5
Citigroup	07/16/21	RUB	55,740	USD	733	(28)
Citigroup	07/19/21	KRW	267,859	USD	239	2
Citigroup	07/23/21	MXN	49,742	USD	2,520	28
Citigroup	07/26/21 - 09/15/21	USD	3,099	PHP	150,951	(15)
Citigroup	07/26/21	TWD	36,167	USD	1,299	—
Citigroup	08/03/21	BRL	5,732	USD	1,156	17
Citigroup	08/19/21	IDR	19,214,897	USD	1,330	14
Citigroup	08/24/21	USD	1,325	VND	30,595,162	2
Citigroup	09/15/21	EUR	1,497	HUF	531,881	17
Citigroup	09/15/21	USD	4,389	HUF	1,250,527	(168)
Citigroup	09/15/21	USD	6,069	CZK	126,438	(191)
Citigroup	09/27/21	USD	2,573	CLP	1,894,277	24
Citigroup	09/15/21	USD	6,294	CLP	4,525,844	(89)
Citigroup	09/15/21	USD	10,088	PLN	37,032	(356)
Citigroup	09/15/21	PEN	13,401	USD	3,495	(17)
Citigroup	09/15/21 - 09/27/21	USD	3,885	MXN	79,195	51
Citigroup	09/15/21	USD	10,322	MXN	205,316	(107)
Citigroup	09/15/21	HUF	775,838	EUR	2,217	15
Citigroup	09/15/21	CLP	431,852	USD	600	8
Citigroup	09/15/21	CLP	426,713	USD	580	(5)
Citigroup	09/15/21	COP	22,872,835	USD	6,049	(56)
Citigroup	10/06/21	EUR	580	RON	2,891	5
Citigroup	06/30/22	EUR	348	RON	1,762	—
Goldman Sachs	09/29/21	USD	231	THB	7,442	1
Goldman Sachs	07/01/21	USD	657	THB	20,530	(17)
Goldman Sachs	07/02/21	USD	930	BRL	4,915	49
Goldman Sachs	08/03/21 - 09/02/21	BRL	22,114	USD	4,389	6
Goldman Sachs	07/02/21 - 09/02/21	BRL	50,555	USD	9,680	(346)
Goldman Sachs	07/06/21	EUR	133	USD	158	1
Goldman Sachs	07/06/21	USD	3,646	ZAR	50,384	(119)
Goldman Sachs	07/06/21 - 09/15/21	EUR	13,920	PLN	63,253	100
Goldman Sachs	07/06/21 - 09/30/21	EUR	4,221	PLN	18,883	(51)
Goldman Sachs	07/06/21 - 09/15/21	PLN	22,510	EUR	4,925	(71)
Goldman Sachs	07/06/21	ZAR	19,224	USD	1,365	20

SEI Institutional International Trust / Quarterly Report / June 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/15/21 - 10/01/21	ZAR	36,106	USD	2,497	$(6)
Goldman Sachs	07/14/21 - 09/24/21	USD	1,965	KZT	852,398	17
Goldman Sachs	07/15/21	EGP	17,162	USD	1,045	(46)
Goldman Sachs	09/15/21	USD	995	PEN	3,921	32
Goldman Sachs	07/16/21	USD	1,256	PEN	4,739	(17)
Goldman Sachs	07/16/21	USD	1,343	RUB	102,503	58
Goldman Sachs	09/15/21	USD	8,316	RUB	606,474	(102)
Goldman Sachs	07/23/21 - 09/15/21	USD	3,423	MXN	69,422	48
Goldman Sachs	09/15/21	USD	1,842	MXN	36,856	(8)
Goldman Sachs	08/18/21 - 12/16/21	USD	3,055	UAH	86,557	26
Goldman Sachs	09/10/21	ILS	2,613	USD	804	2
Goldman Sachs	09/15/21	EUR	899	HUF	314,162	(7)
Goldman Sachs	09/15/21	USD	6,998	CLP	5,027,788	(105)
Goldman Sachs	09/15/21	USD	9,677	TWD	265,264	(106)
Goldman Sachs	09/15/21	USD	2,006	PLN	7,637	1
Goldman Sachs	09/15/21	USD	8,864	PLN	32,600	(296)
Goldman Sachs	09/15/21	MXN	13,161	USD	655	—
Goldman Sachs	09/15/21	CZK	42,345	EUR	1,663	7
Goldman Sachs	09/15/21	CLP	1,258,112	USD	1,740	15
Goldman Sachs	09/15/21	CLP	348,854	USD	473	(6)
Goldman Sachs	10/06/21	EUR	2,111	RON	10,507	13
JPMorgan Chase Bank	07/01/21	THB	34,263	USD	1,100	31
JPMorgan Chase Bank	07/02/21 - 09/27/21	USD	6,317	CNY	41,115	16
JPMorgan Chase Bank	07/09/21	USD	524	CNY	3,347	(6)
JPMorgan Chase Bank	07/02/21	BRL	9,840	USD	1,928	(33)
JPMorgan Chase Bank	07/02/21 - 08/05/21	IDR	284,459,497	USD	19,788	245
JPMorgan Chase Bank	07/06/21	EUR	412	PLN	1,871	3
JPMorgan Chase Bank	07/06/21 - 07/26/21	USD	460	IDR	6,652,431	(1)
JPMorgan Chase Bank	07/19/21 - 08/16/21	USD	5,521	ZAR	80,046	56
JPMorgan Chase Bank	07/06/21 - 08/16/21	USD	701	ZAR	9,753	(18)
JPMorgan Chase Bank	07/06/21 - 09/30/21	EUR	10,077	USD	12,092	126
JPMorgan Chase Bank	07/06/21 - 10/06/21	USD	14,331	EUR	11,934	(170)
JPMorgan Chase Bank	07/06/21 - 08/16/21	ZAR	50,770	USD	3,587	36
JPMorgan Chase Bank	07/06/21 - 07/19/21	ZAR	353,435	USD	24,138	(572)
JPMorgan Chase Bank	07/07/21	PLN	9,952	EUR	2,205	1
JPMorgan Chase Bank	07/21/21	USD	2,595	KRW	2,930,432	2
JPMorgan Chase Bank	07/09/21	USD	2,505	KRW	2,783,176	(36)
JPMorgan Chase Bank	07/09/21 - 07/21/21	TWD	72,473	USD	2,614	12
JPMorgan Chase Bank	07/26/21	TWD	36,167	USD	1,298	(1)
JPMorgan Chase Bank	07/14/21	PEN	7,744	USD	2,045	21
JPMorgan Chase Bank	07/12/21 - 07/26/21	PEN	3,204	USD	828	(10)
JPMorgan Chase Bank	07/14/21	USD	686	KZT	295,404	5
JPMorgan Chase Bank	07/16/21	RUB	127,906	USD	1,741	(7)
JPMorgan Chase Bank	07/22/21	USD	1,321	UAH	38,652	86
JPMorgan Chase Bank	07/23/21	USD	92	COP	349,697	1
JPMorgan Chase Bank	07/23/21 - 09/15/21	COP	40,563,145	USD	11,169	333
JPMorgan Chase Bank	07/23/21	COP	250,850	USD	66	(1)
JPMorgan Chase Bank	07/26/21	USD	1,438	TRY	12,294	(40)
JPMorgan Chase Bank	07/26/21	SGD	1,758	USD	1,306	(2)
JPMorgan Chase Bank	08/19/21	IDR	19,214,897	USD	1,332	16

18	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/27/21	IDR	53,707,464	USD	3,647	$(40)
JPMorgan Chase Bank	08/04/21 - 09/03/21	USD	3,565	MYR	14,747	(13)
JPMorgan Chase Bank	08/17/21	USD	161	MXN	3,288	3
JPMorgan Chase Bank	08/17/21	PLN	408	USD	108	—
JPMorgan Chase Bank	08/17/21	USD	3,210	PLN	12,157	(15)
JPMorgan Chase Bank	08/17/21	MXN	4,192	USD	208	(1)
JPMorgan Chase Bank	08/17/21	USD	6,704	RON	27,443	(104)
JPMorgan Chase Bank	08/23/21	USD	3,411	BRL	18,111	176
JPMorgan Chase Bank	09/13/21	USD	116	BRL	582	(1)
JPMorgan Chase Bank	08/23/21	USD	10,305	KRW	11,681,625	36
JPMorgan Chase Bank	08/23/21	USD	540	KRW	610,013	—
JPMorgan Chase Bank	09/03/21	MYR	4,390	USD	1,060	2
JPMorgan Chase Bank	09/09/21	USD	106	CNY	692	1
JPMorgan Chase Bank	09/07/21 - 09/09/21	USD	18,391	CNY	118,286	(163)
JPMorgan Chase Bank	09/13/21	USD	1,372	CLP	985,039	(21)
JPMorgan Chase Bank	09/13/21	USD	4,504	HUF	1,283,476	(172)
JPMorgan Chase Bank	09/13/21 - 09/15/21	USD	7,553	CZK	156,997	(254)
JPMorgan Chase Bank	09/13/21	BRL	1,081	USD	217	4
JPMorgan Chase Bank	09/13/21	BRL	23,246	USD	4,549	(44)
JPMorgan Chase Bank	09/13/21	CLP	985,039	USD	1,340	(11)
JPMorgan Chase Bank	09/15/21	RON	37,514	USD	9,242	231
JPMorgan Chase Bank	09/20/21	USD	511	PHP	24,673	(9)
JPMorgan Chase Bank	09/20/21	USD	1,633	THB	50,939	(44)
JPMorgan Chase Bank	09/20/21	RUB	224,886	USD	3,082	39
JPMorgan Chase Bank	09/29/21	USD	353	THB	11,264	(2)
JPMorgan Chase Bank	09/30/21	JPY	243,598	USD	2,201	4
JPMorgan Chase Bank	10/06/21 - 06/30/22	EUR	2,897	RON	14,539	14
Merrill Lynch	09/15/21	USD	9,241	RUB	674,117	(111)
Merrill Lynch	09/15/21	USD	22,381	PLN	82,672	(653)
Morgan Stanley	07/06/21	EUR	252	USD	301	2
Morgan Stanley	07/06/21	USD	3,330	EUR	2,798	(11)
Morgan Stanley	07/06/21	PLN	12,507	EUR	2,764	(8)
Morgan Stanley	07/07/21	EUR	1,931	PLN	8,624	(25)
Morgan Stanley	07/23/21	USD	1,241	BRL	6,883	128
Morgan Stanley	09/10/21	PHP	17,839	USD	362	(2)
Morgan Stanley	09/15/21	EUR	1,104	HUF	392,934	15
Morgan Stanley	09/15/21	EUR	2,793	CZK	71,458	5
Morgan Stanley	09/15/21	HUF	4,503	EUR	13	—
Morgan Stanley	09/15/21	CZK	44,004	EUR	1,730	9
Morgan Stanley	09/15/21	CZK	6,428	EUR	252	—
Morgan Stanley	10/08/21	USD	4	CNY	28	—
Standard Bank	07/06/21 - 09/15/21	USD	4,876	EUR	3,996	(136)
Standard Bank	07/15/21	EGP	41,916	USD	2,572	(92)
Standard Bank	07/26/21	SGD	1,758	USD	1,308	—
Standard Bank	08/04/21 - 09/15/21	EUR	19,049	USD	23,011	402
Standard Bank	09/02/21	USD	5,200	BRL	28,025	345
Standard Bank	09/15/21	USD	201	PEN	782	4
Standard Bank	09/15/21	USD	1,612	MXN	33,240	42
Standard Bank	09/15/21	USD	3,185	MYR	13,157	(16)

SEI Institutional International Trust / Quarterly Report / June 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/15/21	USD	7,829	KRW	8,729,559	$(103)
Standard Bank	09/15/21	CLP	436,447	USD	589	(10)
Standard Chartered	07/01/21	USD	395	THB	12,297	(11)
Standard Chartered	07/15/21	USD	4,549	MYR	18,750	(34)
Standard Chartered	07/23/21	USD	2,502	COP	9,246,087	(27)
Standard Chartered	07/27/21 - 08/19/21	USD	2,555	IDR	36,797,693	(33)
Standard Chartered	08/19/21	IDR	3,773,289	USD	262	4
Standard Chartered	09/10/21	PHP	11,540	USD	239	4
Standard Chartered	09/15/21	USD	1,617	CLP	1,157,103	(31)
State Street	07/02/21	USD	537	BRL	2,934	48
State Street	07/06/21	USD	546	ZAR	7,612	(13)
State Street	07/06/21 - 09/27/21	USD	3,036	EUR	2,536	(24)
State Street	07/06/21	EUR	12,318	USD	15,019	410
State Street	07/09/21	USD	247	CNY	1,606	1
State Street	07/16/21	USD	4,581	RUB	354,739	266
State Street	07/23/21	COP	9,246,087	USD	2,575	100
State Street	09/15/21	USD	621	MXN	12,590	6
State Street	09/15/21	USD	710	MXN	14,238	(1)
State Street	09/15/21	MXN	6,770	USD	337	—
State Street	09/27/21	USD	2,494	KRW	2,828,231	8

						$(210)

A list of open OTC swap agreements held by the Fund at June 30, 2021, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.29%	Annually	12/14/2021	RUB	535,000	$224	$–	$224
JPMorgan Chase	1-DAY-CLP-Sinacofi Chile Interbank Rate Avg	3.430%	Semi-Annually	05/10/2022	CLP	420,527	15	–	15
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	10	–	10
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	313	–	313
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	394	–	394
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.072%	Annually	04/02/2023	RUB	715,570	81	–	81
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(3)	–	(3)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(10)	–	(10)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(38)	–	(38)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(40)	–	(40)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(14)	–	(14)

							$932	$–	$932

A list of open centrally cleared swap agreements held by the Fund at June 30, 2021, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.960%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	12/12/2021	CLP	2,569,905	$(14)	$–	$(14)
1-DAY-CLP-Sinacofi Chile Interbank Rate Avg	.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(183)	–	(183)

20	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	$(248)	$–	$(248)
28-DAY MXN - TIIE	4.85 FIXED	Monthly	07/25/2025	MXN	6,144	(18)	–	(18)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.6325%	Semi-Annually	01/12/2026	CLP	597,888	(60)	–	(60)
1.32% FIXED	6-MONTH CZK - PRIBOR	Semi-Annually	02/10/2026	CZK	57,984	73	–	73
0.995%	6-MONTH THB - BIBOR	Semi-Annually	03/01/2026	THB	91,000	22	–	22
1.1%	6-MONTH THB - BIBOR	Semi-Annually	03/10/2026	THB	95,000	9	–	9
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.26%	Semi-Annually	03/16/2026	CLP	1,623,158	(111)	–	(111)
28-DAY MXN - TIIE	.815%	Monthly	04/06/2026	MXN	27,590	(43)	–	(43)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.48%	Semi-Annually	04/12/2026	CLP	746,301	(43)	–	(43)
1.81% FIXED	6-MONTH CZK - PRIBOR	Semi-Annually	05/13/2026	CZK	55,861	13	–	13
2.78 % FIXED	7-DAT CNY FIXING REPO RATES	Quarterly	07/01/2026	CNY	18,000	–	–	–
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	20	–	20
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	17	–	17
28-DAY MXN - TIIE	.45% FIXED	Monthly	04/01/2025	MXN	27,064	1	–	1
5.915%	1-DAY COP- COLUMBIA IBR	Quarterly	05/15/2029	COP	3,600,000	(18)	–	(18)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	(6)	–	(6)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	7	–	7
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	4,531	5	–	5
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	4	–	4
.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	86	–	86
.21%	1-DAY COP- COLUMBIA IBR	Quarterly	07/08/2030	COP	266,911	(8)	–	(8)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	.145%	Semi-Annually	08/24/2030	CLP	444,725	(98)	–	(98)
6-MONTH CZK PRIBOR	.395%	Annually	11/12/2030	CZK	62,500	(58)	–	(58)
6-MONTH CZK PRIBOR	1.38%	Annually	11/13/2030	CZK	62,479	(60)	–	(60)
1.3965%	3-MONTH KRW - KWCDC	Quarterly	02/05/2031	KRW	1,600,000	46	–	46
1.495% FIXED	3-MONTH KRW - KWCDC	Quarterly	02/19/2031	KRW	1,600,000	34	–	34
4.88%	1-DAY COP- COLUMBIA IBR	Quarterly	03/16/2031	COP	1,954,438	(37)	–	(37)
1.88% FIXED	6-MONTH CZK - PRIBOR	Annually	05/13/2031	CZK	29,319	3	–	3
6-MONTH PLN - WIBOR	1.905%	Annually	05/18/2031	PLN	2,145	9	–	9
5.37	1-DAY COP- COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	9	–	9
1-DAY BRL - CETIP	.455%	Annually	01/02/2025	BRL	3,591	(27)	–	(27)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(26)	–	(26)
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	(191)	–	(191)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	7	–	7
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	20,697	(55)	–	(55)
1-DAY BRL - CETIP	.885 FIXED	Annually	01/03/2022	BRL	15,625	(43)	–	(43)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	16	–	16
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	22	–	22
1-DAY BRL - CETIP	.43%	Annually	01/02/2023	BRL	12,558	94	–	94
6.97% FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	18,754	4	–	4
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	(62)	–	(62)
6.23% FIXED	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	41,890	97	–	97
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	(6)	–	(6)
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	(11)	–	(11)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	20	–	20
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2023	BRL	6,361	(5)	–	(5)
1-DAY BRL - CETIP	.23 FIXED	Annually	01/02/2023	BRL	5,579	(13)	–	(13)
28-DAY MXN - TIIE	.55% FIXED	Monthly	04/13/2023	MXN	52,615	(20)	–	(20)
1.1675% FIXED	3-MONTH PLN - WIBOR	Annually	07/02/2023	PLN	50,317	–	–	–
28-DAY MXN - TIIE	.01%	Monthly	11/22/2023	MXN	148,276	(114)	–	(114)

SEI Institutional International Trust / Quarterly Report / June 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.7325% FIXED	1-DAY BRL -CETIP	Annually	01/02/2025	BRL	10,902	$(15)	$–	$(15)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2025	BRL	4,102	(33)	–	(33)
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	(55)	–	(55)
1.7	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	105,843	6	–	6
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	12,430	(83)	–	(83)
28-DAY MXN - TIIE	.1525%	Monthly	02/22/2024	MXN	123,473	(88)	–	(88)
6.69% FIXED	28-DAY MXN - TIIE	Monthly	05/27/2031	MXN	7,233	(8)	–	(8)
1-DAY BRL - CETIP	.99%	Annually	01/02/2024	BRL	6,670	(83)	–	(83)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	3,999	(37)	–	(37)
1-DAY BRL - CETIP	.5 FIXED	Annually	01/02/2024	BRL	4,808	(27)	–	(27)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(45)	–	(45)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	(191)	–	(191)
1-DAY BRL - CETIP	.76%	Annually	01/02/2024	BRL	8,953	(82)	–	(82)
.45% FIXED	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	9,407	(9)	–	(9)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(288)	–	(288)
2.12% FIXED	6-MONTH PLN - WIBOR	Semi-Annually	07/02/2031	PLN	11,367	–	–	–

						$(1,998)	$–	$(1,998)

Percentages	are based on Net Assets of $1,554,021 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $249,735 ($ Thousands), representing 16.1% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Certain securities or partial positions of certain securities are on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $22,751 ($ Thousands).
(D)	Security is in default on interest payment.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Perpetual security with no stated maturity date.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2021 was $25,125 ($ Thousands).

BRL — Brazilian Real

BIBOR — Bangkok Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IBR — Interbank Rate

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — New Israeli Sheqel

INR — Indian Rupee

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KWCDC — South Korean Won 3 Month Certificate of Deposit

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

PLC — Public Limited Company

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

ULC — Unlimited Liability Company

USD — United States Dollar

UYU — Uruguay Dollar

VAR — Variable Rate

VND — Vietnamese Dong

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

22	SEI Institutional International Trust / Quarterly Report / June 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Emerging Markets Debt Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,471,873	–	1,471,873
Affiliated Partnership	–	25,125	–	25,125

Total Investments in Securities	–	1,496,998	–	1,496,998

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	520	–	–	520
Unrealized Depreciation	(399)	–	–	(399)
Forwards Contracts*
Unrealized Appreciation	–	6,067	–	6,067
Unrealized Depreciation	–	(6,277)	–	(6,277)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,037	–	1,037
Unrealized Depreciation	–	(105)	–	(105)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	624	–	624
Unrealized Depreciation	–	(2,622)	–	(2,622)

Total Other Financial Instruments	121	(1,276)	–	(1,155)

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,318	$95,947	$(86,140)	$1	$(1)	$25,125	25,120,248	$60	$—

Amount designated as “-” are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / June 30, 2021	23